SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                          FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

               Pre-effective Amendment No. ___

     Post-Effective Amendment No. _10

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. _10

     SMITH BARNEY INVESTMENT TRUST (formerly known as Smith
Barney Income
                Trust)
(Exact name of Registrant as specified in Charter)

  388 Greenwich Street, New York, New York  10013
    (Address of Principal Executive Offices) (Zip Code)

          Christina T. Sydor
                          Secretary
     Smith Barney Investment Trust
         388 Greenwich Street
                  New York, New York  10013
    (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

It is proposed that this filing will becomes effective:

___ immediately upon filing pursuant to Rule 485(b)
_X_ on November 13, 1995 pursuant to Rule 485(b)
             _  75 days after filing pursuant to
Rule 485(a)(2)
___ on _______ pursuant to Rule 485(a)

Registrant previously registered an indefinite number of its shares pursuant to Rule 24f-2 of the Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice of the fiscal year ended
November 30, 1994 was filed on January 27, 1995.
                SMITH BARNEY INVESTMENT TRUST

                          FORM N-1A

        CROSS-REFERENCE SHEET*
        PURSUANT TO RULE 495(a)

Part A Item No.                Prospectus Caption

 1.  Cover Page                Cover Page

 2.  Synopsis                  Prospectus Summary

 3.  Condensed Financial       Financial
Highlights
Information

 4.  General Description of    Cover Page; Prospectus
Registrant                     Summary; Investment
                               Objective and Management
                               Policies; Additional
                               Information

 5.  Management of the Fund    Management of the Trust
and
                               the Fund; Distributor;
                               Additional Information;
                               Annual Report

 6.  Capital Stock and Other   Investment Objective and
Securities                     Management Policies;
                               Dividends, Distributions
                               and Taxes; Additional
                               Information

 7.  Purchase of Securities    Purchase of Shares;
Being Offered                  Valuation of Shares;
                               Exchange Privilege;
                               Redemption of Shares;
                               Minimum Account Size;
                               Distributor; Additional
                               Information

 8.  Redemption or Repurchase  Purchase of Shares;
                               Redemption of Shares;
                               Exchange Privilege

 9.  Pending Legal             Not applicable
Proceedings

Part B Item No.                Statement of Additional
                               Information Caption
10.  Cover Page                Cover Page
11.  Table of Contents         Contents
12.  General Information and   Distributor; Additional
History                        Information

13.  Investment Objectives     Investment Objectives
and
and Policies                   Management Policies

14.  Management of the Fund    Management of the
Trust;
                               Distributor
15.  Control Persons and       Management of the Trust
Principal Holders of
       Securities

16.  Investment Advisory and   Management of the
Trust;
Other Services                 Distributor

17.  Brokerage Allocation and  Investment Objective and
Other Services                 Management Policies;
                               Distributor
18.  Capital Stock and Other   Investment Objective and
Securities                     Management Policies;
                               Purchase of Shares;
                               Redemptions of Shares;
                               Taxes

19.  Purchase, Redemption and  Purchase of Shares;
Pricing of                     Redemption of Shares;
       Securities Being        Valuation of Shares;
Offered                        Distributor; Exchange
                               Privilege

20.  Tax Status                Taxes

21.  Underwriters              Distributor

22.  Calculation of            Performance Data
Performance Data

23.  Financial Statements      Financial Statements



* Parts A and B (Prospectus and
Statement of Additional Information)
for Smith Barney Limited Maturity
Municipals Fund, Smith Barney
Intermediate Maturity California
Municipals Fund and Smith Barney
Intermediate Maturity New York
Municipals Fund are incorporated by
reference to Post-Effective Amendment
No. 6 as filed with the Securities and
Exchange Commission (the "SEC") on
January 30, 1995 as Accession No.
53798-95-62 ("Post-Effective Amendment
No. 6"). A form of Prospectus and
Statement of Additional Information
for Smith Barney S&P 500 Advantage
Fund was filed pursuant to Rule 485(a)
on August 29, 1995 ("Post-Effective
Amendment No. 9"). It is intended that
the Prospectus filed as Part A of Post-
Effective Amendment No. 9 will be used
exclusively in connection with sales
of fund shares by PFS Distributors.

SMITH BARNEY
S&P 500 Advantage Fund

PROSPECTUS
   NOVEMBER  13, 1995

---------------------------------------------------------
------------------
----

  3100 Breckenridge Blvd., Bldg 200
  Duluth, Georgia 30199-0062
  (800) 544-5445

  Smith Barney S&P 500 Advantage Fund
(the "Fund") is a mutual fund which
seeks
a total return that is consistent with
the return of the aggregate U.S. stock
market, as measured by the Standard &
Poor's 500 Composite Stock Price Index
(the "S&P Index"). The Fund will hold
a broadly diversified portfolio of
common
stocks that is comparable to the S&P
Index in terms of economic sector
weightings, market capitalization and
liquidity. However, the Fund is not an
index fund and will not be limited to
investing in the 500 stocks that
comprise
the S&P Index.

  The Fund is one of a number of
funds, each having distinct investment
objec-
tives and policies making up the Smith
Barney Investment Trust (the "Trust").
The Trust is an open-end management
investment company commonly referred
to as
a mutual fund.

 This Prospectus sets forth concisely
certain information about the Fund,
including sales charges, distribution
and service fees and expenses, that
pro-
spective investors will find helpful
in making an investment decision.
Invest-
ors are encouraged to read this
Prospectus carefully and retain it for
future
reference.

  Shares of the other Funds offered by
the Trust are described in separate
pro-
spectuses that may be obtained by
calling the Trust at (212) 723-9218.

  Additional information about the
Fund is contained in a Statement of
Addi-
tional Information dated November
   13,     1995, as amended or
supplemented from time
to time, that is available upon
request and without charge by calling
or writ-
ing the Fund at the telephone number
or address set forth above or by
contact-
ing an Investments Representative of
PFS Investments Inc. ("PFS
Investments").
The Statement of Additional
Information has been filed with the
Securities and
Exchange Commission (the "SEC") and is
incorporated by reference into this
Pro-
spectus in its entirety.

PFS DISTRIBUTORS
Distributor

THE TRAVELERS INVESTMENT MANAGEMENT
COMPANY
Investment Adviser
SMITH BARNEY MUTUAL FUNDS MANAGEMENT
INC.
Administrator
THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE
SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION NOR HAS THE
SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS
A CRIMINAL OFFENSE.

SMITH BARNEY
S&P 500 Advantage Fund

TABLE OF CONTENTS

PROSPECTUS SUMMARY
3 ------------------------------------
------------
INVESTMENT OBJECTIVE AND MANAGEMENT
POLICIES    9 ------------------------
------------------------
VALUATION OF SHARES
11 -----------------------------------
-------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
12 -----------------------------------
-------------
PURCHASE OF SHARES
13 -----------------------------------
-------------
EXCHANGE PRIVILEGE
19 -----------------------------------
-------------
REDEMPTION OF SHARES
21 -----------------------------------
-------------
MINIMUM ACCOUNT SIZE
23 -----------------------------------
-------------
PERFORMANCE
23 -----------------------------------
-------------
MANAGEMENT OF THE FUND
24 -----------------------------------
-------------
DISTRIBUTOR
25 -----------------------------------
-------------
ADDITIONAL INFORMATION
27 -----------------------------------
-------------


   No person has been authorized to
give any information or to
 make any representations in
connection with this offering other
 than those contained in this
Prospectus and, if given or made,
 such other information or
representations must not be relied
upon
 as having been authorized by the Fund
or the distributor. This
 Prospectus does not constitute an
offer by the Fund or the
 distributor to sell or a solicitation
of an offer to buy any of
 the securities offered hereby in any
jurisdiction to any person
  to whom it is unlawful to make such
offer or solicitation in such
 jurisdiction.

SMITH BARNEY
S&P 500 Advantage Fund

PROSPECTUS SUMMARY

The following summary is qualified in
its entirety by detailed information
appearing elsewhere in this Prospectus
and in the Statement of Additional
Information. Cross references in this
summary are to headings in the Prospec
tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an
open-end, diversified management
investment
company whose investment objective is
to seek a total return that is
consistent
with the return of the aggregate U.S.
stock market, as measured by the S&P
Index. The Fund will hold a broadly
diversified portfolio of common stocks
that
is comparable to the S&P Index in
terms of economic sector weightings,
market
capitalization and liquidity. However,
the Fund will not be limited to invest
ing in the 500 stocks that comprise
the S&P Index. See "Investment
Objective
and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The
Fund offers two classes of shares
("Clas-
ses") to investors designed to provide
them with the flexibility of selecting
an investment best suited to their
needs. The two classes of shares
available
are: Class A shares and Class B
shares.

  Class A Shares. Class A shares are
sold at net asset value plus an
initial
sales charge of up to 5.00% and are
subject to an annual service fee of
0.25%
of the average daily net assets of the
Class. The initial sales charge may be
reduced or waived for certain
purchases. Purchases of Class A
shares, which
when combined with current holdings of
Class A shares equal or exceed
$500,000
in the aggregate, will be made at net
asset value with no initial sales
charge,
but will be subject to a contingent
deferred sales charge ("CDSC") of
1.00% on
redemptions made within 12 months of
purchase. See "Prospectus Summary-
Reduced
or No Initial Sales Charge."

  Class B Shares. Class B shares are
offered at net asset value subject to
a
maximum CDSC of 5.00% of redemption
proceeds, declining by 1.00% each year
after the date of purchase to zero.
This CDSC may be waived for certain
redemp-
tions. Class B shares bear an annual
service fee of 0.25% and an annual
distri-
bution fee of 0.75% of the average
daily net assets of the Class. The
Class B
shares' distribution fee may cause
that Class to have higher expenses and
pay
lower dividends than Class A shares.

  Class B Shares Conversion Feature.
Class B shares will convert
automatically
to Class A shares, based on relative
net asset value, eight years after the
date of the original purchase. Upon
conversion, these shares will no
longer be
subject to an annual distribution fee.
In addition, a certain portion of
Class
B

SMITH BARNEY
S&P 500 Advantage Fund

PROSPECTUS SUMMARY (CONTINUED)

shares that have been acquired through
the reinvestment of dividends and dis
tributions ("Class B Dividend Shares")
will be converted at that time. See
"Purchase of Shares--Deferred Sales
Charge Alternatives."

  In deciding which Class of Fund
shares to purchase, investors should
consider
the following factors, as well as any
other relevant facts and
circumstances:

  Intended Holding Period. The
decision as to which Class of shares
is more
beneficial to an investor depends on
the amount and intended length of his
or
her investment. Shareholders who are
planning to establish a program of
regular
investment may wish to consider Class
A shares; as the investment
accumulates
shareholders may qualify for reduced
sales charges and the shares are
subject
to lower ongoing expenses over the
term of the investment. As an
alternative,
Class B shares are sold without any
initial sales charge so the entire
purchase
price is immediately invested in the
Fund. Any investment return on these
addi-
tional invested amounts may partially
or wholly offset the higher annual
expenses of this Class. Because the
Fund's future return cannot be
predicted,
however, there can be no assurance
that this would be the case.

  Reduced or No Initial Sales Charge.
The initial sales charge on Class A
shares may be waived for certain
eligible purchasers, and the entire
purchase
price will be immediately invested in
the Fund. In addition, Class A share
pur-
chases, which when combined with
current holdings of Class A shares
equal or
exceed $500,000 in the aggregate, will
be made at net asset value with no ini
tial sales charge, but will be subject
to a CDSC of 1.00% on redemptions made
within 12 months of purchase. The
$500,000 aggregate investment may be
met by
adding the purchase to the net asset
value of all Class A shares held in
funds
sponsored by Smith Barney listed under
"Exchange Privilege." Class A share
pur-
chases may also be eligible for a
reduced initial sales charge. See
"Purchase
of Shares." Because the ongoing
expenses of Class A shares may be
lower than
those for Class B shares, purchasers
eligible to purchase Class A shares at
net
asset value or at a reduced sales
charge should consider doing so.

  PFS Investments Representatives may
receive different compensation for
sell-
ing each Class of shares. Investors
should understand that the purpose of
the
CDSC on the Class B shares is the same
as that of the initial sales charge on
the Class A shares.

  See "Purchase of Shares" and
"Management of the Fund" for a
complete descrip-
tion of the sales charges and service
and distribution fees for each Class

SMITH BARNEY
S&P 500 Advantage Fund

PROSPECTUS SUMMARY (CONTINUED)

of shares and "Valuation of Shares,"
"Dividends, Distributions and Taxes"
and
"Exchange Privilege" for other
differences between the Classes of
shares.

PURCHASE OF SHARES Shares may be
purchased through PFS Distributors
("PFS"), a
distributor of the Fund. See "Purchase
of Shares."

INVESTMENT MINIMUMS Investors in Class
A and Class B shares may open an
account
by making an initial investment of at
least $1,000 for each account, or $250
for an individual retirement account
("IRA") or a Self-Employed Retirement
Plan. The initial investment amount
will be waived for accounts
establishing a
Systematic Investment Plan. Subsequent
investments of at least $50 may be
made
for both Classes. For participants in
retirement plans qualified under
Section
403(b)(7) of the Internal Revenue Code
of 1986, as amended (the "Code"), the
minimum initial and subsequent
investment requirement for both
Classes is $25.
The minimum initial and subsequent
investment requirement for both
Classes
through the Systematic Investment Plan
described below is $50. See "Purchase
of
Shares."

SYSTEMATIC INVESTMENT PLAN The Fund
offers shareholders a Systematic
Investment
Plan under which they may authorize
the automatic placement of a purchase
order
each month or quarter for Fund shares
in an amount of at least $50. See "Pur
chase of Shares."

REDEMPTION OF SHARES Shares may be
redeemed on each day the New York
Stock
Exchange, Inc. ("NYSE") is open for
business. See "Purchase of Shares" and
"Re-
demption of Shares."

MANAGEMENT OF THE FUND The Travelers
Investment Management Company (the
"Manag-
er") serves as the Fund's investment
adviser. The Manager provides
investment
advisory and management services to
certain investment companies
affiliated
with Smith Barney. The Manager is a
wholly owned subsidiary of Smith
Barney
Holdings Inc. ("Holdings"). Holdings
is a wholly owned subsidiary of
Travelers
Group Inc. ("Travelers"), a
diversified financial services holding
company
engaged, through its subsidiaries,
principally in four business segments:
Investment Services, Consumer Finance
Services, Life Insurance Services and
Property & Casualty Insurance
Services.

  Smith Barney Mutual Funds Management
Inc. ("SBMFM") serves as the Fund's
administrator. SBMFM is a wholly owned
subsidiary of Holdings.
5

SMITH BARNEY
S&P 500 Advantage Fund

PROSPECTUS SUMMARY (CONTINUED)

SBMFM provides investment advisory and
administration services to investment
companies affiliated with Smith
Barney. See "Management of the Fund."

EXCHANGE PRIVILEGE Shares of a Class
may be exchanged for shares of the
same
Class of certain other funds of the
Smith Barney Mutual Funds at the
respective
net asset values next determined, plus
any applicable sales charge differen
tial. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of
the Fund for the prior day generally
is
quoted daily in the financial section
of most newspapers and is also
available
from PFS Shareholder Services (the
"Sub-Transfer Agent"). See "Valuation
of
Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends
from net investment income and
distributions of net realized capital
gains, if any, are declared and paid
annually. See "Dividends,
Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends
and distributions paid on shares of a
Class
will be reinvested automatically,
unless otherwise specified by an
investor, in
additional shares of the same Class at
current net asset value. Shares
acquired
by dividend and distribution
reinvestments will not be subject to
any sales
charge or CDSC. Class B shares
acquired through dividend and
distribution
reinvestments will become eligible for
conversion to Class A shares on a pro
rata basis. See "Dividends,
Distributions and Taxes."

RISK FACTORS AND SPECIAL
CONSIDERATIONS There can be no
assurance that the
Fund's investment objective will be
achieved. The value of the Fund's
investments will fluctuate in response
to changes in market and economic
conditions, as well as the financial
condition and prospects of issuers in
which the Fund invests. Because the
Fund will incur operating expenses and
the
S&P Index does not, in order to
achieve performance consistent with
the Index,
the Fund's portfolio must diverge from
time to time from the securities
included in the Index. Accordingly,
the Fund's performance will differ
from
that of the S&P Index--either below or
above--during particular short periods
and market cycles. See "Investment
Objective and Management Policies."

SMITH BARNEY
S&P 500 Advantage Fund

PROSPECTUS SUMMARY (CONTINUED)


THE FUND'S EXPENSES The following
expense table lists the costs and
estimated
expenses that an investor will incur
either directly or indirectly as a
shareholder of the Fund, based on the
maximum sales charge or maximum CDSC
that
may be incurred at the time of
purchase or redemption:

CLASS A CLASS B ----------------------
--------------------------------------
---------------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales charge imposed on
purchases
  (as a percentage of offering price)
5.00%   None
 Maximum CDSC (as a percentage of
original cost or redemption
 proceeds, whichever is lower)
None*   5.00% ------------------------
--------------------------------------
-------------
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of offering price)
 Management Fees
0.60%   0.60%
 12b-1 Fees**
0.25    1.00
 Other Expenses***
0.25    0.25 -------------------------
--------------------------------------
------------
TOTAL FUND OPERATING EXPENSES
1.10%   1.85% ------------------------
--------------------------------------
-------------

 * Purchases of Class A shares, which
when combined with current holdings of
    Class A shares offered with a
sales charge, equal or exceed $500,000
in the
    aggregate, will be made at net
asset value with no sales charge, but
will
   be subject to a CDSC of 1.00% on
redemptions made within 12 months.

 ** Upon conversion of Class B shares
to Class A shares, such shares will no
    longer be subject to a
distribution fee.

*** "Other Expenses" have been based
on estimated expenses of the Fund for
the
    fiscal year ending November 30,
1996.

  The sales charge and CDSC set forth
in the above table are the maximum
charges imposed on purchases or
redemptions of Fund shares and
investors may
actually pay lower or no charges,
depending on the amount purchased and,
in the
case of Class B and certain Class A
shares, the length of time the shares
are
held. See "Purchase of Shares" and
"Redemption of Shares." PFS receives
an
annual 12b-1 service fee of 0.25% of
the value of average daily net assets
of
the Class A shares which it has sold.
With respect to Class B shares which
it
has sold, PFS receives an annual 12b-1
fee of 1.00% of the value of average
daily net assets of that Class,
consisting of a 0.25% service fee and
a 0.75%
distribution fee. "Other expenses" in
the above table include fees for share
holder services, custodial fees, legal
and accounting fees, printing costs
and
registration fees.

SMITH BARNEY
S&P 500 Advantage Fund

PROSPECTUS SUMMARY (CONTINUED)


  EXAMPLE

 The following example is intended to
assist an investor in understanding
the
various costs that an investor in the
Fund will bear directly or indirectly.
The example assumes payment by the
Fund of operating expenses at the
levels set
forth in the table above. See
"Purchase of Shares," "Redemption of
Shares" and
"Management of the Fund."


1 YEAR 3 YEARS
--------------------------------------
--------------------------------------
-
An investor would pay the following
expenses on a $1,000
investment, assuming (1) 5.00% annual
return and (2) redemption
at the end of each time period:
 Class A
$61     $83
 Class B
69      88 ---------------------------
--------------------------------------
------------
An investor would pay the following
expenses on the same
investment, assuming the same annual
return and no redemption:
 Class A
$61     $83
 Class B
19      58 ---------------------------
--------------------------------------
------------

  The example also provides a means
for the investor to compare expense
levels
of funds with different fee structures
over varying investment periods. To
facilitate such comparison, all funds
are required to utilize a 5.00% annual
return assumption. However, the Fund's
actual return will vary and may be
greater or less than 5.00%. THIS
EXAMPLE SHOULD NOT BE CONSIDERED
A REPRESENTATION OF PAST OR FUTURE
EXPENSES AND ACTUAL
EXPENSES MAY BE GREATER OR LESS THAN
THOSE SHOWN ABOVE.

SMITH BARNEY
S&P 500 Advantage Fund

INVESTMENT OBJECTIVE AND MANAGEMENT
POLICIES


  The S&P 500 Advantage Fund is a
mutual fund which seeks a total return
that
is consistent with the return of the
aggregate U.S. stock market, as
measured
by the Standard & Poor's 500 Composite
Stock Price Index (the "S&P Index").
The
Fund invests in a broadly diversified
portfolio of common stocks that is
compa-
rable to the S&P Index in terms of
economic sector weightings, market
capital-
ization and liquidity. However, the
Fund is not an index fund and is not
lim-
ited to investing in the 500 stocks
that comprise the S&P Index. The S&P
Index
is a market capitalization index
composed of 500 widely held common
stocks
listed on the New York Stock Exchange,
American Stock Exchange and the over
the-counter market. The S&P Index is
used as the performance benchmark
because
it represents approximately 70% of the
total market value of all U.S. common
stocks and is well known to investors;
because it is unmanaged it is not sub
ject to the same management and
trading expenses as a mutual fund.
Over time,
the Fund is expected to exhibit
performance volatility that is similar
to that
of the S&P Index. Of course, there can
be no assurance that the Fund's total
return, before or after expenses, will
match or exceed that of the S&P Index.

 In selecting individual holdings for
the Fund's portfolio, the investment
adviser will employ a number of
computerized investment models to
identify
stocks that have a high probability of
outperforming their respective
industry/sector peer groups within the
S&P Index. These investment models uti
lize a diverse set of valuation,
earnings and relative price variables
to pro-
duce a comprehensive appraisal profile
on every stock in a selection universe
of roughly 1,000 securities. Stocks
that are determined to be attractive
based
on a combination of quantitative and
fundamental criteria will be
overweighed
relative to the benchmark S&P Index.
In general, this discipline will favor
stocks that demonstrate an improving
trend of earnings and also appear
under-
valued relative to historical
patterns. While these securities have
the poten-
tial to outperform the securities
represented by the S&P 500, they may
in fact
be more volatile and/or have a lower
return than the Index. Although equity
securities have historically
demonstrated long-term growth in
value, their
prices fluctuate based on changes in a
company's financial condition and gen
eral economic conditions. This is
especially true in the case of smaller
compa-
nies.

 Once the Fund has reached sufficient
asset size, it will seek to remain
fully
invested in common stocks. The Fund
may invest in certain short-term money
mar-
ket instruments for cash management
purposes and in S&P 500 stock index
futures
contracts for the purpose of gaining
short-term equity exposure.

SMITH BARNEY
S&P 500 Advantage Fund

INVESTMENT OBJECTIVE AND MANAGEMENT
POLICIES (CONTINUED)

  The Fund can use various techniques
to meet changing securities prices,
interest rates, commodity prices and
other factors that affect securities
val-
ues. If the Fund incorrectly judges
the market conditions, these
techniques
could result in a loss and the Fund
could underperform the S&P Index. In
addi-
tion, these techniques may increase
the volatility of the Fund relative to
the
S&P 500.

  Further information about the Fund's
investment policies, including a list
of
those restrictions on its investment
activities that cannot be changed
without
shareholder approval, appears in the
Statement of Additional Information.

  INVESTMENTS AND STRATEGIES

  Short-Term Investments. As noted
above, the Fund may invest in short
term
money market instruments, such as:
U.S. government securities;
certificates of
deposit, time deposits and bankers'
acceptances issued by domestic banks
(in-
cluding their branches located outside
the United States and subsidiaries
located in Canada), domestic branches
of foreign banks, savings and loan
asso-
ciations and similar institutions;
high grade commercial paper; and
repurchase
agreements with respect to such
instruments.

  Repurchase Agreements. The Fund may
enter into repurchase agreements with
banks which are the issuers of
instruments acceptable for purchase by
the Fund
and with certain dealers on the
Federal Reserve Bank of New York's
list of
reporting dealers. Under the terms of
a typical repurchase agreement, the
Fund
would acquire an underlying obligation
for a relatively short period (usually
not more than one week) subject to an
obligation of the seller to
repurchase,
and the Fund to resell, the obligation
at an agreed-upon price and time,
thereby determining the yield during
the Fund's holding period. This
arrange-
ment results in a fixed rate of return
that is not subject to market fluctua
tions during the Fund's holding
period. Further information on
repurchase
agreements and the risks associated
with such investments appears in the
State-
ment of Additional Information.

  Stock Index Futures Contracts. The
Fund will use exchange-traded stock
index
futures contracts as a hedge to
protect against changes in stock
prices. A
stock index futures contract is a
contractual obligation to buy or sell
a spec-
ified index of stocks at a future date
for a fixed price. Stock index futures
may also be used to hedge cash inflows
to gain market exposure until the cash
is invested in specific common stocks.
The Fund will not purchase or sell
futures contracts for which the
aggregate initial margin exceeds five
percent
(5%) of the fair mar-

SMITH BARNEY
S&P 500 Advantage Fund

INVESTMENT OBJECTIVE AND MANAGEMENT
POLICIES (CONTINUED)

ket value of its assets, after taking
into account unrealized profits and
losses on any such contracts which it
has entered into. When a futures
contract
is purchased, the Fund will set aside,
in an identifiable manner, an amount
of
cash and cash equivalents equal to the
total market value of the futures con
tract, less the amount of the initial
margin.

  All stock index futures will be
traded on exchanges that are licensed
and
regulated by the Commodity Futures
Trading Commission ("CFTC"). To ensure
that
its futures transactions meet CFTC
standards, the Fund will enter into
futures
contracts for hedging purposes only.
The Fund expects that risk management
transactions involving futures
contracts will not impact more than
twenty per-
cent (20%) of its assets at any one
time. For a more detailed discussion
of
financial futures contracts and
associated risks, please see the
Statement of
Additional Information.

  Portfolio Transactions and Turnover.
Portfolio securities transactions on
behalf of the Fund may be placed by
the Manager with a number of brokers
and
dealers, including Smith Barney. Smith
Barney has advised the Fund that in
transactions with the Fund, Smith
Barney will charge a commission rate
at least
as favorable as the rate that Smith
Barney charges its comparable
unaffiliated
customers in similar transactions.

  The Fund intends generally to
purchase securities for long-term
capital
appreciation. The Fund's annual
portfolio turnover rate is not
expected to
exceed 150%. The Fund's portfolio
turnover rate will vary from year to
year.
High turnover rates increase
transaction costs and may increase
taxable capital
gains. The Manager considers these
effects when evaluating the
anticipated ben-
efits of short-term investing.

VALUATION OF SHARES


 The Fund's net asset value per share
is determined as of the close of
regular
trading on the NYSE, on each day that
the NYSE is open, by dividing the
value
of the Fund's net assets attributable
to each Class by the total number of
shares of the Class outstanding.

  Generally, the Fund's investments
are valued at market value or, in the
absence of a market value with respect
to any securities, at fair value as
deter-

SMITH BARNEY
S&P 500 Advantage Fund

VALUATION OF SHARES (CONTINUED)

mined by or under the direction of the
Trust's Board of Trustees. Short-term
investments that mature in 60 days or
less are valued at amortized cost when
ever the Trust's Board of Trustees
determines that amortized cost is the
fair
value of those instruments. Further
information regarding the Fund's
valuation
policies is contained in the Statement
of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund's policy is to distribute
substantially all of its net
investment
income (that is, its income other than
its net realized capital gains) and
net
realized capital gains, if any, once a
year, normally at the end of the year
in
which earned or at the beginning of
the next year.

  If a shareholder does not otherwise
instruct, dividends and capital gains
distributions will be reinvested
automatically in additional shares of
the same
Class at net asset value, subject to
no sales charge or CDSC. In order to
avoid
the application of a 4.00%
nondeductible excise tax on certain
undistributed
amounts of ordinary income and capital
gains, the Fund may make an additional
distribution, shortly before December
31 in each year, of any undistributed
ordinary income or capital gains and
expects to pay any other dividends and
distributions necessary to avoid the
application of this tax.

  The per share dividends on Class B
shares of the Fund may be lower than
the
per share dividends on Class A shares
principally as a result of the
distribu-
tion fee applicable with respect to
Class B shares. Distributions of
capital
gains, if any, will be in the same
amount for Class A and Class B shares.

 TAXES

  The Fund intends to qualify as a
"regulated investment company" under
the
Code. To qualify, the Fund must first
meet certain tests, including the
distri-
bution of at least 90% of its
investment company taxable income
(which
includes, among other items,
dividends, interest and the excess of
any net
short-term capital gains over net long
term capital losses).

  Dividends paid from net investment
income and distributions of net
realized
short-term capital gains are taxable
to shareholders as ordinary income,
regardless of how long shareholders
have held their Fund shares and
whether
such

SMITH BARNEY
S&P 500 Advantage Fund

DIVIDENDS, DISTRIBUTIONS AND TAXES
(CONTINUED)

dividends and distributions are
received in cash or reinvested in
additional
Fund shares. Distributions of net
realized long-term capital gains will
be tax-
able to shareholders as long-term
capital gains, regardless of how long
share-
holders have held Fund shares and
whether such distributions are
received in
cash or are reinvested in additional
Fund shares. Furthermore, as a general
rule, a shareholder's gain or loss on
a sale or redemption of Fund shares
will
be a long-term capital gain or loss if
the shareholder has held the shares
for
more than one year and will be a short
term capital gain or loss if the share
holder has held the shares for one
year or less. Some of the Fund's
dividends
declared from net investment income
may qualify for the Federal dividends
received deduction for corporations.

  Statements as to the tax status of
each shareholder's dividends and
distribu-
tions are mailed annually. Each
shareholder also will receive, if
appropriate,
various written notices after the
close of the Fund's prior taxable year
as to
the Federal income tax status of his
or her dividends and distributions
which
were received from the Fund during the
Fund's prior taxable year.
Shareholders
should consult their own tax advisors
about the status of the Fund's
dividends
and distributions for state and local
tax liabilities.

PURCHASE OF SHARES


 GENERAL

  The Fund offers two Classes of
shares to investors purchasing through
PFS
Investments Representatives. Class A
shares are sold to investors with an
ini-
tial sales charge and Class B shares
are sold without an initial sales
charge
but are subject to a CDSC payable upon
certain redemptions. See "Prospectus
Summary--Alternative Purchase
Arrangements" for a discussion of
factors to con-
sider in selecting which Class of
shares to purchase.

  Investors making their initial
purchases of Fund shares through a PFS
Invest-
ments Representative must complete the
appropriate application found in this
Prospectus. The completed application
should be forwarded to the SubTransfer
Agent, 3100 Breckenridge Blvd., Bldg.
200, Duluth, Georgia 30199-0062.
Checks
drawn on foreign banks must be payable
in U.S. dollars and have the routing
number of the U.S. bank encoded on the
check. Subsequent investments may be
sent directly to the Sub-Transfer
Agent.

SMITH BARNEY
S&P 500 Advantage Fund

PURCHASE OF SHARES (CONTINUED)


  Investors may open an account by
making an initial investment of at
least
$1,000 for each account, or $250 for
an IRA or a Self-Employed Retirement
Plan
in the Fund. Subsequent investments of
at least $50 may be made for both Clas
ses. For participants in retirement
plans qualified under Section
403(b)(7) of
the Code, the minimum initial and
subsequent investment requirement for
both
Classes is $25. The initial investment
amount will be waived for accounts
establishing a Systematic Investment
Plan. The minimum initial and
subsequent
investment requirement under the
Systematic Investment Plan for both
Classes is
$50. There are no minimum investment
requirements for Class A shares for
employees of Travelers and its
subsidiaries, including Smith Barney,
Trustees
of the Trust and their spouses and
children. The Fund reserves the right
to
waive or change minimums, to decline
any order to purchase its shares and
to
suspend the offering of shares from
time to time. Shares purchased will be
held
in the shareholder's account by the
Sub-Transfer Agent. Share certificates
are
issued only upon a shareholder's
written request to the Sub-Transfer
Agent.
  Purchase orders received by the Sub
Transfer Agent prior to the close of
reg-
ular trading on the NYSE, on any day
the Fund calculates its net asset
value,
are priced according to the net asset
value determined on that day (the
"trade
date").

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to
their accounts at any time by
purchasing
shares through a service known as the
Systematic Investment Plan. Under the
Systematic Investment Plan, the Sub
Transfer Agent is authorized through
preau-
thorized transfers of $50 or more to
charge the regular bank account or
other
financial institution indicated by the
shareholder on a monthly or quarterly
basis to provide systematic additions
to the shareholder's Fund account. A
shareholder who has insufficient funds
to complete the transfer will be
charged
a fee of up to $25 by PFS or the Sub-
Transfer Agent.

SMITH BARNEY
S&P 500 Advantage Fund

PURCHASE OF SHARES (CONTINUED)


  INITIAL SALES CHARGE ALTERNATIVE --
CLASS A SHARES

  The sales charges applicable to
purchases of Class A shares of the
Fund are
as follows:

                                SALES
CHARGE AS
                         -------------
----------------      DEALERS'
                              % OF
% OF       REALLOWANCE AS % OF
  AMOUNT OF INVESTMENT   OFFERING
PRICE AMOUNT INVESTED   OFFERING PRICE
--------------------------------------
-----------------------------------
   Less than  $ 25,000         5.00%
5.26%             4.50%
   $ 25,000 -  49,999          4.00
4.17              3.60
    50,000 -  99,999          3.50
3.63              3.15
    100,000 - 249,999          3.00
3.09              2.70
    250,000 - 499,999          2.00
2.04              1.80
   500,000 - and over          *
*                 *
--------------------------------------
-----------------------------------

* Purchases of Class A shares, which
when combined with current holdings of
  Class A shares offered with a sales
charge equal or exceed $500,000 in the
  aggregate, will be made at net asset
value without any initial sales
charge,
  but will be subject to a CDSC of
1.00% on redemptions made within 12
months
  of purchase. The CDSC on Class A
shares is payable to PFS, which, in
turn,
  pays PFS Investments to compensate
its Investments Representatives whose
  clients make purchases of $500,000
or more. The CDSC is waived in the
same
  circumstances in which the CDSC
applicable to Class B shares is
waived. See
 "Deferred Sales Charge Alternatives"
and "Waivers of CDSC."

  The reduced sales charges shown
above apply to the aggregate of
purchases of
Class A shares of the Fund made at one
time by "any person," which includes
an
individual, his or her spouse and
children, or a trustee or other
fiduciary of
a single trust estate or single
fiduciary account. The reduced sales
charge
minimums may also be met by
aggregating the purchase with the net
asset value
of all Class A shares offered with a
sales charge held in funds sponsored
by
Smith Barney that are offered with a
sales charge listed under "Exchange
Privi-
lege."

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be
made at net asset value without a
sales
charge in the following circumstances:
(a) sales of Class A shares to
Trustees
of the Trust and employees of
Travelers and its subsidiaries and
employees of
members of the National Association of
Securities Dealers, Inc., or the
spouses
and children of such persons
(including the surviving spouse of a
deceased
Director or employee, and retired
Directors or employees), or sales to
any
trust, pension, profit-sharing or
other benefit plan for such persons
provided
such sales are made upon the assurance
of the purchaser that the purchase is
made for investment purposes and that
the securities will not be resold
except
through redemption or repurchase; (b)
offers of Class A shares to any other
investment com-

SMITH BARNEY
S&P 500 Advantage Fund

PURCHASE OF SHARES (CONTINUED)

pany in connection with the
combination of such company with the
Fund by merg-
er, acquisition of assets or
otherwise; (c) shareholders who have
redeemed
Class A shares in the Fund (or Class A
shares of another fund in the Smith
Bar-
ney Mutual Funds that are offered with
a sales charge equal to or greater
than
the maximum sales charge of the Fund)
and who wish to reinvest their
redemption
proceeds in the Fund, provided the
reinvestment is made within 60
calendar days
of the redemption; (d) accounts
managed by registered investment
advisory sub-
sidiaries of Travelers; and (e) sales
through PFS Investments
Representatives
where the amounts invested represent
the redemption proceeds from
investment
companies distributed by an entity
other than PFS, on the condition that
(i)
the redemption has occurred no more
than 60 days prior to the purchase of
the
shares, (ii) the shareholder paid an
initial sales charge on such redeemed
shares and (iii) the shares redeemed
were not subject to a deferred sales
charge. PFS Investments may pay its
Investments Representatives an amount
equal
to 0.40% of the amount invested if the
purchase represents redemption
proceeds
from an investment company distributed
by an entity other than PFS. In order
to
obtain such discounts, the purchaser
must provide sufficient information at
the
time of purchase to permit
verification that the purchase would
qualify for the
elimination of the sales charge.

 VOLUME DISCOUNTS

  The "Amount of Investment" referred
to in the sales charge table set forth
above under "Initial Sales Charge
Alternative--Class A Shares" includes
the
purchase of Class A shares in the Fund
and of other funds sponsored by Smith
Barney that are offered with a sales
charge listed under "Exchange
Privilege."A
person eligible for a volume discount
includes: an individual; members of a
family unit comprising a husband, wife
and minor children; a trustee or other
fiduciary purchasing for a single
fiduciary account including pension,
profit-
sharing and other employee benefit
trusts qualified under Section 401(a)
of the
Code, or multiple custodial accounts
where more than one beneficiary is
involved if purchases are made by
salary reduction and/or payroll
deductionfor
qualified and nonqualified accounts
and transmitted by a common employer
enti-
ty. Employer entities for payroll
deduction accounts may include trade
and
craft associations and any other
similar organizations.

 LETTER OF INTENT

   A Letter of Intent for amounts of
$50,000 or more provides an
opportunity for
an investor to obtain a reduced sales
charge by aggregating the investments

SMITH BARNEY
S&P 500 Advantage Fund

PURCHASE OF SHARES (CONTINUED)

over a 13 month period, provided the
investor refers to such Letter when
plac-
ing orders. For purposes of a Letter
of Intent, the "Amount of Investment"
as
referred to in the preceding sales
charge table includes (i) all Class A
shares
of the Fund and other funds of the
Smith Barney Mutual Funds offered with
a
sales charge acquired during the term
of the Letter plus (ii) the value of
all
Class A shares previously purchased
and still owned. Each investment made
dur-
ing the period receives the reduced
sales charge applicable to the total
amount
of the investment goal. If the goal is
not achieved within the period, the
investor must pay the difference
between the sales charges applicable
to the
purchases made and the charges
previously paid, or an appropriate
number of
escrowed shares will be redeemed. The
term of the Letter will commence upon
the
date the Letter is signed, or at the
option of the investor, up to 90 days
before such date. Please contact an
Investments Representative.

  DEFERRED SALES CHARGE ALTERNATIVES

  "CDSC Shares" are sold at net asset
value next determined without an
initial
sales charge so that the full amount
of an investor's purchase payment may
be
immediately invested in the Fund. A
CDSC, however, may be imposed on
certain
redemptions of these shares. "CDSC
Shares" are: (a) Class B shares, and
(b)
Class A shares which, when combined
with Class A shares offered with a
sales
charge currently held by an investor,
equal or exceed $500,000 in the
aggregate.
 Any applicable CDSC will be assessed
on an amount equal to the lesser of
the
original cost of the shares being
redeemed or their net asset value at
the time
of redemption. CDSC Shares that are
redeemed will not be subject to a CDSC
to
the extent that the value of such
shares represents: (a) capital
appreciation
of Fund assets; (b) reinvestment of
dividends or capital gain
distributions;
(c) with respect to Class B shares,
shares redeemed more than five years
after
their purchase; or (d) with respect to
Class A shares that are CDSC Shares,
shares redeemed more than 12 months
after their purchase.

  Class A shares that are CDSC Shares
are subject to a 1.00% CDSC if
redeemed
within 12 months of purchase. In
circumstances in which the CDSC is
imposed on
Class B shares, the amount of the
charge will depend on the number of
years
since the shareholder made the
purchase payment from which the amount
is being
redeemed. Solely for purposes of
determining the number of years since
a pur-
chase payment, all purchase payments
made during a month will be aggregated
and
deemed to have been made on the last
day of the preced-

SMITH BARNEY
S&P 500 Advantage Fund

PURCHASE OF SHARES (CONTINUED)

ing Fund's statement month. The
following table sets forth the rates
of the
charge for redemptions of Class B
shares by shareholders.

     YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
--------------------------------
     First                 5.00%
     Second                4.00
     Third                 3.00
     Fourth                2.00
     Fifth                 1.00
     Sixth                 0.00
     Seventh               0.00
     Eighth                0.00
-------------------------------

  Class B shares will convert
automatically to Class A shares eight
years after
the date on which they were purchased
and thereafter will no longer be
subject
to any distribution fee. There will
also be converted at that time such
propor-
tion of Class B Dividend Shares owned
by the shareholder as the total number
of
his or her Class B shares converting
at the time bears to the total number
of
outstanding Class B shares (other than
Class B Dividend Shares) owned by the
shareholder.

  In determining the applicability of
any CDSC, it will be assumed that a
redemption is made first of shares
representing capital appreciation,
next of
shares representing the reinvestment
of dividends and capital gains
distribu-
tions and finally of other shares held
by the shareholder for the longest
period of time. The length of time
that CDSC Shares acquired through an
exchange have been held will be
calculated from the date that the
shares
exchanged were initially acquired in
one of the other Smith Barney Mutual
Funds, and Fund shares being redeemed
will be considered to represent, as
applicable, capital appreciation or
dividend and capital gain distribution
reinvestments in such other funds. For
Federal income tax purposes, the
amount
of the CDSC will reduce the gain or
increase the loss, as the case may be,
on
the amount realized on redemption. The
amount of any CDSC will be paid to
PFS.

  To provide an example, assume an
investor purchased 100 Class B shares
at $10
per share for a cost of $1,000.
Subsequently the investor acquired 5
additional
shares through dividend reinvestment.
During the fifteenth month after the
pur-
chase, the investor decided to redeem
$500 of his or her investment.
Assuming
at the time of the redemption the net
asset value had appreciated to $12 per
share, the value of the investor's
shares would be $1,260 (105 shares at

SMITH BARNEY
S&P 500 Advantage Fund

PURCHASE OF SHARES (CONTINUED)

$12 per share). The CDSC would not be
applied to the amount which represents
appreciation ($200) and the value of
the reinvested dividend shares ($60).
Therefore, $240 of the $500 redemption
proceeds ($500-$260) would be charged
at
a rate of 4% (the applicable rate for
Class B shares) for a total deferred
sales charge of $9.60.

 WAIVERS OF CDSC

  The CDSC will be waived on: (a)
exchanges (see "Exchange Privilege");
(b)
automatic cash withdrawals in amounts
equal to or less than 1.00% per month
of
the value of the shareholder's shares
at the time the withdrawal plan
commences
(see "Automatic Cash Withdrawal
Plan"); (c) redemption of shares
within 12
months following the death or
disability of the shareholder; (d)
redemption of
shares made in connection with
qualified distributions from
retirement plans or
IRAs upon the attainment of age 59
1/2; (e) involuntary redemptions; and
(f)
redemption of shares in connection
with a combination of the Fund with
any
investment company by merger,
acquisition of assets or otherwise. In
addition,
a shareholder who has redeemed shares
from other funds of the Smith Barney
Mutual Funds may, under certain
circumstances, reinvest all or part of
the
redemption proceeds within 60 days and
receive pro rata credit for any CDSC
imposed on the prior redemption.

 CDSC waivers will be granted subject
to confirmation by PFS of the
sharehold-
er's status or holdings, as the case
may be.

EXCHANGE PRIVILEGE


  Except as otherwise noted below,
shares of each Class may be exchanged
at the
net asset value next determined for
shares of the same Class in the
following
funds of the Smith Barney Mutual
Funds, to the extent shares are
offered for
sale in the shareholder's state of
residence. Exchanges of shares are
subject
to minimum investment requirements and
all shares are subject to the other
requirements of the fund into which
exchanges are made and a sales charge
dif-
ferential may apply.

  FUND NAME:

  Smith Barney Appreciation Fund Inc.
  Smith Barney Growth Opportunity Fund
  Smith Barney Investment Grade Bond
Fund

SMITH BARNEY
S&P 500 Advantage Fund

EXCHANGE PRIVILEGE (CONTINUED)


  Class A Exchanges. Class A shares of
Smith Barney Mutual Funds sold without
a
sales charge or with a maximum sales
charge of less than the maximum
charged by
other Smith Barney Mutual Funds will
be subject to the appropriate "sales
charge differential" upon the exchange
of their shares for Class A shares of
a
fund sold with a higher sales charge.
The "sales charge differential" is lim
ited to a percentage rate no greater
than the excess of the sales charge
rate
applicable to purchases of shares of
the mutual fund being acquired in the
exchange over the sales charge rate(s)
actually paid on the mutual fund
shares
relinquished in the exchange and on
any predecessor of those shares. For
pur-
poses of the exchange privilege,
shares obtained through automatic
reinvestment
of dividends and capital gains
distributions are treated as having
paid the
same sales charges applicable to the
shares on which the dividends or
distribu-
tions were paid; however, if no sales
charge was imposed upon the initial
pur-
chase of the shares, any shares
obtained through automatic
reinvestment will be
subject to a sales charge differential
upon exchange.

  Class B Exchanges. In the event a
Class B shareholder wishes to exchange
all
or a portion of his or her shares in
any of the funds imposing a higher
CDSC
than that imposed by the Fund, the
exchanged Class B shares will be
subject to
the higher applicable CDSC. Upon an
exchange, the new Class B shares will
be
deemed to have been purchased on the
same date as the Class B shares of the
Fund that have been exchanged.

  Additional Information Regarding the
Exchange Privilege. Although the
exchange privilege is an important
benefit, excessive exchange
transactions can
be detrimental to the Fund's
performance and its shareholders. The
Manager may
determine that a pattern of frequent
exchanges is excessive and contrary to
the
best interests of the Fund's other
shareholders. In this event, the
Manager
will notify PFS that the Fund may, at
its discretion, decide to limit addi
tional purchases and/or exchanges by
the shareholder. Upon such a determina
tion, the Fund will provide notice in
writing or by telephone to the share
holder at least 15 days prior to
suspending the exchange privilege and
during
the 15-day period the shareholder will
be required to (a) redeem his or her
shares in the Fund or (b) remain
invested in the Fund or exchange into
any of
the Smith Barney Mutual Funds listed
under "Exchange Privilege," which
position
the shareholder would be expected to
maintain for a significant period of
time.
All relevant factors will be
considered in determining what
constitutes an abu-
sive pattern of exchanges.

SMITH BARNEY
S&P 500 Advantage Fund

EXCHANGE PRIVILEGE (CONTINUED)


  Exchanges will be processed at the
net asset value next determined, plus
any
applicable sales charge differential.
Redemption procedures discussed below
are
also applicable for exchanging shares,
and exchanges will be made upon
receipt
of all supporting documents in proper
form. If the account registration of
the
shares of the fund being acquired is
identical to the registration of the
shares of the fund exchanged, no
signature guarantee is required. A
capital
gain or loss for tax purposes will be
realized upon the exchange, depending
upon the cost or other basis of shares
redeemed. Before exchanging shares,
investors should read the current
prospectus describing the shares to be
acquired. The Fund reserves the right
to modify or discontinue exchange
privi-
leges upon 60 days' prior notice to
shareholders.

REDEMPTION OF SHARES


  Shareholders may redeem for cash
some or all of their shares of the
Fund at
any time by sending a written request
in proper form directly to the Sub
Trans-
fer Agent, PFS Shareholder Services,
at 3100 Breckinridge Blvd., Bldg. 200,
Duluth, Georgia 30199-0062.
Shareholders who, after reviewing the
information
below, have questions on how to redeem
their accounts should contact the Sub
Transfer Agent at: (800) 544-5445
(English speaking representatives);
(800)
544-7278 (Spanish speaking
representatives); or (800) 824-1721
(TDD Line for
the Hearing Impaired).

  As described under "Purchase of
Shares," redemptions of Class B shares
are
subject to a CDSC.

  The request for redemption must be
signed by all persons in whose names
the
shares are registered. Signatures must
conform exactly to the account
registra-
tion. If the proceeds of the
redemption exceed $50,000, or if the
proceeds are
not to be paid to the record owner(s)
at the record address, if the
sharehold-
er(s) has had an address change in the
past 45 days, or if the shareholder(s)
is a corporation, sole proprietor,
partnership, trust or fiduciary, signa
ture(s) must be guaranteed by one of
the following: a bank or trust
company; a
broker-dealer; a credit union; a
national securities exchange,
registered secu-
rities association or clearing agency;
a savings and loan association; or a
federal savings bank.

  Generally, a properly completed
Redemption Form with any required
signature
guarantee is all that is required for
a redemption. In some cases, however,
other documents may be necessary. For
example, in the case of shareholders

SMITH BARNEY
S&P 500 Advantage Fund

REDEMPTION OF SHARES (CONTINUED)

holding certificates, the certificates
for the shares being redeemed must
accompany the redemption request.
Additional documentary evidence of
authority
is required by the Sub-Transfer Agent
in the event redemption is requested
by a
corporation, partnership, trust,
fiduciary, executor or administrator.
Addi-
tionally, if a shareholder requests a
redemption from a Retirement Plan
account
(IRA, SEP or 403(b)(7) ), such request
must state whether or not federal
income
tax is to be withheld from the
proceeds of the redemption check.

  A shareholder may utilize the Sub
Transfer Agent's FAX to redeem his or
her
account as long as a signature
guarantee or other documentary
evidence is not
required. Redemption requests should
be properly signed by all owners of
the
account and faxed to the Sub-Transfer
Agent at (800) 554-2374. Facsimile
redemptions may not be available if
the shareholder cannot reach the Sub
Trans-
fer Agent by FAX, whether because all
telephone lines are busy or for any
other
reason; in such case, a shareholder
would have to use the Fund's regular
redemption procedure described above.
Facsimile redemptions received by the
Sub-Transfer Agent prior to 4:00 p.m.
Eastern time on a regular business day
will be processed at the net asset
value per share determined that day.

  In all cases, the redemption price
is the net asset value per share of
the
Fund next determined after the request
for redemption is received in proper
form by the Sub-Transfer Agent.
Payment for shares redeemed will be
made by
check mailed within three days after
acceptance by the Sub-Transfer Agent
of
the request and any other necessary
documents in proper order. Such
payment may
be postponed or the right of
redemption suspended as provided by
the rules of
the SEC. If the shares to be redeemed
have been recently purchased by check
or
draft, the Sub-Transfer Agent may hold
the payment of the proceeds until the
purchase check or draft has cleared,
usually a period of up to 15 days. Any
taxable gain or loss will be
recognized by the shareholder upon
redemption of
shares.

  After following the above-stated
redemption guidelines, a shareholder
may
elect to have the redemption proceeds
wire-transferred directly to the share
holder' bank account of record
(defined as a currently established
pre-autho-
rized draft on the shareholder's
account with no changes within the
previous 45
days), as long as the bank account is
registered in the same name(s) as the
account with the Fund. If the proceeds
are not to be wired to the bank
account
of record, or mailed to the registered
owner, a signature guarantee will be
required from all shareholders. A $25
service fee will be charged by the Sub
Transfer

SMITH BARNEY
S&P 500 Advantage Fund

REDEMPTION OF SHARES (CONTINUED)

Agent to help defray the
administrative expense of executing a
wire redemption.
Redemption proceeds will normally be
wired to the designated bank account
on
the next business day following the
redemption, and should ordinarily be
cred-
ited to the shareholder's bank account
by his/her bank within 48 to 72 hours.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an
automatic cash withdrawal plan, under
which
shareholders who own shares with a
value of at least $10,000 may elect to
receive periodic cash payments of at
least $50 monthly or quarterly.
Retirement
plan accounts are eligible for
automatic cash withdrawal plans only
where the
shareholder is eligible to receive
qualified distributions and has an
account
value of at least $5,000. The
withdrawal plan will be carried over
on exchanges
between funds or Classes of the Fund.
Any applicable CDSC will not be waived
on
amounts withdrawn by a shareholder
that exceed 1.00% per month of the
value of
the shareholder's shares subject to
the CDSC at the time the withdrawal
plan
commences. For further information
regarding the automatic cash
withdrawal
plan, shareholders should contact the
Sub-Transfer Agent.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to
involuntarily liquidate any
shareholder's
account in the Fund if the aggregate
net asset value of the shares held in
the
Fund account is less than $500. (If a
shareholder has more than one account
in
this Fund, each account must satisfy
the minimum account size). The Fund,
how-
ever, will not redeem shares based
solely on market reductions in net
asset
value. Before the Fund exercises such
right, shareholders will receive
written
notice and will be permitted 60 days
to bring accounts up to the minimum to
avoid automatic redemption.

PERFORMANCE


  From time to time the Fund may
include its total return, average
annual total
return and current dividend return in
advertisements and/or other types of
sales literature. These figures are
computed separately for Class A and
Class B
shares of the Fund. These figures will
be based on historical earnings and
will
not be intended to indicate future
performance. Total return is computed
for a
specified period of time assuming
deduction of the maximum sales charge,
if

SMITH BARNEY
S&P 500 Advantage Fund

PERFORMANCE (CONTINUED)

any, from the initial amount invested
and reinvestment of all income
dividends
and capital gain distributions on the
reinvestment dates at prices
calculated
as stated in this Prospectus, then
dividing the value of the investment
at the
end of the period so calculated by the
initial amount invested and
subtracting
100%. The standard average annual
total return, as prescribed by the
SEC, is
derived from this total return, which
provides the ending redeemable value.
Such standard total return information
may also be accompanied with
nonstandard
total return information for differing
periods computed in the same manner
but
without annualizing the total return
or taking sales charges into account.
The
Fund calculates current dividend
return for each Class by annualizing
the most
recent monthly distribution and
dividing by the net asset value or the
maximum
public offering price (including sales
charge) on the last day of the period
for which current dividend return is
presented. The current dividend return
for
each Class may vary from time to time
depending on market conditions, the
com-
position of its investment portfolio
and operating expenses. These factors
and
possible differences in the methods
used in calculating current dividend
return
should be considered when comparing a
Class' current return to yields
published
for other investment companies and
other investment vehicles. The Fund
may also
include comparative performance
information in advertising or
marketing its
shares. Such performance information
may include data from Lipper
Analytical
Services, Inc. and other financial
publications. The Fund may from time
to time
illustrate the benefits of taxdeferral
by comparing taxable
investments to
investments made through tax-deferred
retirement plans, and the Fund may
illus-
trate in graph or chart form, or
otherwise, the benefits of the
systematic
investment plan to investments made in
a rising market.
MANAGEMENT OF THE FUND


 BOARD OF TRUSTEES

  Overall responsibility for
management and supervision of the Fund
rests with
the Trust's Board of Trustees. The
Trustees approve all significant
agreements
between the Trust, on behalf of the
Fund, and the companies that furnish
serv-
ices to the Fund, including agreements
with its distributor, investment advis
er, custodian and transfer agent. The
day-to-day operations of the Fund are
delegated to the Fund's investment
adviser and administrator. The
Statement of
Additional Information contains
background information regarding each
Trustee
of the Trust and the executive
officers of the Fund.

SMITH BARNEY
S&P 500 Advantage Fund

MANAGEMENT OF THE FUND (CONTINUED)


 MANAGER -- TIMCO

  The Manager, located at One Tower
Square, Hartford, Connecticut 06183
203,
serves as the Fund's investment
adviser and manages the day-to-day
operations
of the Fund pursuant to a management
agreement entered into by the Manager
and
the Fund. The Manager, which is a
registered investment adviser, has
been in
the investment counseling business
since 1967 and    has aggregate assets
under
management as of October 31, 1995, in
excess of $1.1 billion.

  Subject to the supervision and
direction of the Fund's Board of
Trustees, the
Manager manages the Fund's portfolio
in accordance with the Fund's stated
investment objective and policies,
makes investment decisions for the
Fund,
places orders to purchase and sell
securities and employs professional
portfo-
lio managers and securities analysts
who provide research services to the
Fund.

  Investment advisory fees are
computed daily and paid monthly at the
annual
rate of 0.50% of the Fund's average
daily net assets.

 PORTFOLIO MANAGEMENT

  The investment management team of
the Fund's Manager is headed by Sandip
Bhagat and Kent Kelley, president and
chief executive officer, respectively,
of
TIMCO. Messrs. Bhagat and Kelley are
primarily responsible for the day-to
day
operations of the Fund, including
making all investment decisions.

  Management's discussion and
analysis, and additional performance
information
regarding the Fund during the fiscal
year ended November 30, 1996 will be
included in the Annual Report dated
November 30, 1996. A copy of the
Annual
Report may be obtained upon request
and without charge from the Sub
Transfer
Agent or by writing or calling the
Fund at the address or phone number
listed
on page one of this Prospectus.

 ADMINISTRATOR

  SBMFM, located at 388 Greenwich
Street, New York, New York 10013,
serves as
the Fund's administrator and oversees
all aspects of the Fund's
administration
and operation. Administration fees are
computed daily and paid monthly at the
annual rate of 0.10% of the Fund's
average daily net assets.

DISTRIBUTOR

  PFS is located at 3100 Breckenridge
Boulevard, Duluth, Georgia 30199-0001.
PFS distributes shares of the Fund as
a principal underwriter and as such

SMITH BARNEY
S&P 500 Advantage Fund

DISTRIBUTOR (CONTINUED)

conducts a continuous offering
pursuant to a "best efforts"
arrangement requir-
ing PFS to take and pay for only such
securities as may be sold to the
public.
Pursuant to a plan of distribution
adopted by the Fund under Rule 12b-1
under
the 1940 Act (the "Plan"), PFS is paid
an annual service fee with respect to
Class A and Class B shares of the Fund
at the annual rate of 0.25% of the
aver-
age daily net assets of the respective
Class. PFS is also paid an annual dis
tribution fee with respect to Class B
shares at the annual rate of 0.75% of
the
average daily net assets attributable
to that Class. Class B shares that
auto-
matically convert to Class A shares
eight years after the date of original
pur-
chase will no longer be subject to
distribution fees. PFS, in turn, pays
PFS
Investments to compensate its
Investments Representatives for
servicing share-
holder accounts and, in the case of
Class B shares, to cover expenses
primarily
intended to result in the sale of
those shares. These expenses include:
adver-
tising expenses; the cost of printing
and mailing prospectuses to potential
investors; payments to and expenses of
Investments Representatives and other
persons who provide support services
in connection with the distribution of
shares; interest and/or carrying
charges; and indirect and overhead
costs of
PFS Investments associated with the
sale of Fund shares, including lease,
util-
ity, communications and sales
promotion expenses.

  The payments to PFS Investments
Representatives for selling shares of
a Class
include a commission or fee paid by
the investor or PFS at the time of
sale and
a continuing fee for servicing
shareholder accounts for as long as a
share-
holder remains a holder of that Class.
PFS Investments Representatives may
receive different levels of
compensation for selling different
Classes.

  PFS Investments may be deemed to be
an underwriter for purposes of the
Secu-
rities Act of 1933. From time to time,
PFS or its affiliates may also pay for
certain non-cash sales incentives
provided to PFS Investments
Representatives.
Such incentives do not have any effect
on the net amount invested. In
addition
to the reallowances from the
applicable public offering price
described above,
PFS may, from time to time, pay or
allow additional reallowances or
promotional
incentives, in the form of cash or
other compensation to PFS Investments
Repre-
sentatives that sell shares of the
Fund.

  Payments under the Plan are not tied
exclusively to the distribution and
shareholder service expenses actually
incurred by PFS and the payments may
exceed distribution expenses actually
incurred. The Trust's Board of
Trustees
will evaluate the appropriateness of
the Plan and its payment terms on a
con-
tinuing basis and in so doing will
consider all relevant factors,
including
expenses borne by PFS, amounts
received under the Plan and proceeds
of the
CDSC.

SMITH BARNEY
S&P 500 Advantage Fund

ADDITIONAL INFORMATION


  The Trust was organized on October
17, 1991 under the laws of the Common-
wealth of Massachusetts and is a
business entity commonly known as a
"Massachu-
setts business trust."

  The Fund offers to investors making
investments through PFS Investments
Rep-
resentatives shares of common stock
classified into two Classes, A and B.
Each
Class represents an identical interest
in the Fund's investment portfolio. As
a
result, the Classes have the same
rights, privileges and preferences,
except
with respect to: (a) the designation
of each Class; (b) the effect of the
respective sales charges for each
Class; (c) the distribution and/or
service
fees borne by each Class pursuant to
the Plan; (d) the expenses allocable
exclusively to each Class; (e) voting
rights on matters exclusively
affecting a
single Class; (f) the exchange
privilege of each Class; and (g) the
conversion
feature of the Class B shares. The
Trust's Board of Trustees does not
antici-
pate that there will be any conflicts
among the interests of the holders of
the
two Classes. The Trustees, on an
ongoing basis, will consider whether
any such
conflicts exists and, if so, take
appropriate action.

  PNC Bank, National Association,
located at 17th and Chestnut Streets,
Phila-
delphia, Pennsylvania 19103, serves as
custodian of the Fund's investments.

  The Shareholder Services Group,
Inc., located at Exchange Place,
Boston, Mas-
sachusetts 02109, serves as the Fund's
transfer agent.

 PFS Shareholder Services, located at
3100 Breckenridge Blvd., Bldg. 200,
Duluth, Georgia 30199-0062, serves as
the Fund's Sub-Transfer Agent.

  The Fund does not hold annual
shareholder meetings. There normally
will be no
meeting of shareholders for the
purpose of electing Trustees unless
and until
such time as less than a majority of
the Trustees holding office have been
elected by shareholders. The Trustees
will call a meeting for any purpose
upon
written request of shareholders
holding at least 10% of the Fund's
outstanding
shares and the Fund will assist
shareholders in calling such a meeting
as
required by the 1940 Act. When matters
are submitted for shareholder vote,
shareholders of each Class will have
one vote for each full share owned and
a
proportionate, fractional vote for any
fractional share held of that Class.
Generally, shares of the Fund will be
voted on a Fund-wide basis on all
matters
except matters affecting only the
interests of one Class of shares.

   The Fund sends its shareholders a
semi-annual report and an audited
annual
report, each of which includes a list
of the investment securities held by
the

SMITH BARNEY
S&P 500 Advantage Fund

ADDITIONAL INFORMATION (CONTINUED)

Fund at the end of the reporting
period. In an effort to reduce the
Fund's
printing and mailing costs, the Fund
plans to consolidate the mailing of
its
semi-annual and annual reports by
household. This consolidation means
that a
household having multiple accounts
with the identical address of record
will
receive a single copy of each report.
In addition, the Fund plans to consoli
date the mailing of its Prospectuses
so that a shareholder having multiple
accounts (i.e., individual, IRA and/or
Self-Employed Retirement Plan
accounts)
will receive a single Prospectus
annually. Shareholders who do not want
this
consolidation to apply to their
accounts should contact the Fund's Sub
Transfer
Agent.

      "S&P 500" is a trademark of
McGraw-Hill, Inc. and has been
licensed
for use by Smith Barney, Inc. The Fund
is not sponsored, endorsed, sold or
promoted by S&P. S&P makes no
representation or warranty, express or
implied,
 to the shareholders of the Fund or
any member of the public regarding the
advisability of investing in
securities generally or in the Fund
particularly or the
ability of the S&P 500 Index to track
general stock market performance.
S&P's
only relationship to Smith Barney,
Inc. is the licensing of certain
trademarks and
trade names of S&P and of the S&P 500
Index which is determined, composed
and
calculated by S&P without regard to
Smith Barney, Inc. of the Fund. S&P
has no
obligation to take the need of  Smith
Barney, Inc. or the shareholders of
the fund
into consideration in determining,
composing or calculating the S&P 500
Index.
S&P is not responsible for and has not
participated in the determination of
the prices
and the amount of the Fund's shares or
the timing of the issuance or sale of
the Fund's
shares or in the determination or
calculation of the equation by which
the Fund's
shares are to be converted into cash.
S&P has no obligation or liability in
connection
with the administration, marketing or
trading of the Fund.

--------------------------------------
--------------------------------------
--






     Smith Barney
     S&P 500
     Advantage
     Fund

   3100 Breckenridge Blvd, Bldg 200
Duluth, Georgia 30199-0062

     FDXXXX XX



Smith Barney
S&P 500 Advantage Fund
   388 Greenwich Street
New York, New York 10013
(212) 723-9218





Statement of Additional Information     November 13,
1995

This Statement of Additional Information expands
upon and supplements the information contained in
the current    Prospectuses     of Smith Barney S&P
500 Advantage Fund (the "Fund") dated November 13,
1995, as amended or supplemented from time to time,
and should be read in conjunction with the Fund's
Prospectus. The Fund is  a sub trust of Smith Barney
Investment Trust    (the "Trust"). The Fund's
Prospectus may be obtained from a Smith Barney
Financial Consultant or an Investments
Representative of PFS Investments Inc.
(collectively, referred to herein as "financial
consultant")    , or by writing or calling the Fund
at the address or telephone number set forth above.
This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.
CONTENTS

For ease of reference, the same section headings are used in both the Prospectus and this Statement of Additional Information, except where shown below:

    Management of the Fund
 ....................................................
 .. .. .. .. ...........................   1
Investment Objective and Management Policies
 ...................................................
5 Purchase of Shares
 ....................................................
 .. .. .. .. ....................................
11 Redemption of Shares
 ....................................................
 .. .. .. .. ...............................    12
Distributor
 ....................................................
 .. .. .. ..
 ................................................. 13
Valuation of Shares
 ....................................................
 .. .. .. .. ...................................
14 Exchange Privilege
 ....................................................
 .. .. .. .. ....................................
14 Performance Data (See in the Prospectus
"Performance") ...................................
15
Taxes (See in the Prospectus "Dividends,
Distributions
and Taxes") ..................    16
Additional Information
 ....................................................
 .. .. .. .. ..............................     17

MANAGEMENT OF THE FUND
The executive officers of the Fund are employees of certain of the organizations that provide services to the Fund. These organizations are the following:

Name Service
Smith Barney Inc. (Smith
Barney)...................................
Distributor PFS Distributors ("PFS")
 ..............................................
Distributor
Travelers Investment Management Company ("TIMCO")
Investment Adviser
Smith Barney Mutual Funds Management Inc.
("SBMFM")
 ....................................................
 .. .. .. ..     ...  Administrator
PNC Bank, National Association ("PNC Bank")
 .......... Custodian
The Shareholder Services Group, Inc. ("TSSG"),
    a subsidiary of First Data Corporation
 .......................  Transfer Agent PFS
Shareholder Services
 ..............................................
Sub Transfer Agent

These organizations and the functions they perform for the Fund are discussed in the Prospectuses and in this Statement of Additional Information.

Trustees and Executive Officers of the Fund

The Trustees and executive officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the Investment
Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

Herbert Barg, Trustee (Age 73). Private Investor.
His address is 273 Montgomery Avenue, Bala Cynwyd,
Pennsylvania 19004.

*Alfred J. Bianchetti, Trustee (Age 72). Retired;
formerly Senior Consultant to Dean Witter Reynolds
Inc. His address is 19 Circle End Drive, Ramsey, New
Jersey 17466.

Martin Brody, Trustee (Age 74). Vice Chairman of the
Board of Restaurant Associates Industries Corp.; a
Director of Jaclyn, Inc. His address is HMK
Associates, Three ADP Boulevard, Roseland, New
Jersey 07068.

Dwight B. Crane, Trustee (Age 57). Professor,
Graduate School of Business Administration, Harvard
University; a Director of Peer Review Analysis, Inc.
His address is Graduate School of Business
Administration, Harvard University, Boston,
Massachusetts 02163.

Burt N. Dorsett, Trustee (Age 64). Managing Partner of Dorsett, McCabe Management, Inc., an investment counseling firm; Director of Research Corporation
Technologies, Inc., a non-profit patent-clearing and licensing firm. His address is 201 East 62nd Street,
New York, New York 10021.

Elliot S. Jaffe, Trustee (Age 69). Chairman of the
Board and President of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York
10901.

Stephen E. Kaufman, Trustee (Age 63). Attorney. His address is 277 Park Avenue, New York, New York
10017.

Joseph J. McCann, Trustee (Age 65). Financial
Consultant; formerly Vice President of Ryan Homes,
Inc., Pittsburgh, Pennsylvania. His address is 200
Oak Park Place, Pittsburgh, Pennsylvania 15243.

*Heath B. McLendon, Chairman of the Board and
Investment Officer (Age 62). Managing Director of
Smith Barney, Chairman of the Board of Smith Barney
Strategy Advisers Inc. and President of SBMFM; prior to July 1993, Senior Executive Vice President of
Shearson Lehman Brothers Inc. ("Shearson Lehman
Brothers"), Vice Chairman of Asset Management
Division of Shearson Lehman Brothers, a Director of
PanAgora Asset Management, Inc. and PanAgora Asset
Management Limited. Mr. McLendon also serves as
Chairman of the Board of 41 other mutual funds of the Smith Barney Mutual Funds. His address is 388
Greenwich Street, New York, New York 10013.

Cornelius C. Rose, Jr., Trustee (Age 61). President,
Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. His address is Fair Oaks, Enfield, New
Hampshire 03748.

Jessica M. Bibliowicz, President (Age 35). Executive
Vice President of Smith Barney; prior to 1994,
Director of Sales and Marketing for Prudential
Mutual Funds; prior to 1990, First Vice President,
Asset Management Division of Shearson Lehman
Brothers. Ms. Bibliowicz also serves as President of 25 other mutual funds of the Smith Barney Mutual
Funds. Her address is 388 Greenwich Street, New
York, New York 10013.
 Lewis E. Daidone, Senior Vice President and
Treasurer (Age 37). Managing Director of Smith
Barney; Chief Financial Officer of the Smith Barney
Mutual Funds; Director and Senior Vice President of
SBMFM. Mr. Daidone also serves as Senior Vice
President and Treasurer of 41 other mutual funds of the Smith Barney Mutual Funds. His address is 388
Greenwich Street, New York, New York 10013.

Kent A. Kelley, Vice President and Investment
Officer (Age 45). Chief Executive Officer of TIMCO;
prior to 1992, Executive Vice President of TIMCO.
His address is One Tower Square, Hartford,
Connecticut 06183-2030.

Sandip Bhagat, Vice President and Investment Officer
(Age 35).  President of TIMCO; prior to 1995, Senior
Portfolio Manager of TIMCO's quantification active equities strategies. His address is One Tower
Square,
Hartford, Connecticut, 06183-2030.
Christina T. Sydor, Secretary (Age 44). Managing
Director of Smith Barney; General Counsel and
Secretary of SBMFM. Ms. Sydor also serves as Secretary of 41 other mutual funds of the Smith
Barney Mutual Funds. Her address is 388 Greenwich
Street, New York, New York 10013.
No officer, director or employee of Smith Barney or PFS or any parent or subsidiary of either of them receives any compensation from the Fund for serving as an officer or
Trustee of the Fund. The Trust pays each Trustee who is not an officer, director or employee of Smith
Barney or PFS or
any of their affiliates a fee of $4,000 per annum plus $500 per meeting attended. All Trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.
For the calendar year ended December 31, 1994, the Trustees of the Fund were paid the following compensation.

Trustee(*)     Aggregate Compensationfrom
the Trust Aggregate Compensationfrom Smith
Barney Mutual Funds Herbert Barg (13)
$0** $77,850

Alfred Bianchetti (8)      0**       38,850

Martin Brody (15)     0**       111,675
Dwight B. Crane (18)       0**
125,975


Burt N. Dorsett (12)       6,500     34,300

Elliot S. Jaffe (12)       6,500     33,300

Stephen E. Kaufman (10)    0**       83,600
          83,600
Joseph J. McCann (18)      0**       51,100
          51,100
Heath B. McLendon (29)     ------    ------

Cornelius C. Rose, Jr. (12)     6,500

33,300

*Number of directorships/trusteeships held with other mutual funds in the Smith Barney Mutual Funds complex. **Was not elected to the Board of Trustees of the Trust until March 30, 1995.

















Investment Adviser-TIMCO

TIMCO serves as investment adviser to the Fund
pursuant to a written agreement (the "Advisory
Agreement")    dated November 13    ,   1995. The
services provided by
TIMCO under the Advisory Agreement are described in the Prospectus under "Management of the Fund." TIMCO will pay the salary of any officer and employee who is employed by both it and the Fund. TIMCO will bear all expenses in connection with the performance of its services. TIMCO is a wholly owned subsidiary of Travelers Group Inc. ("Travelers").




As compensation for TIMCO's investment advisory services rendered to the Fund, the Fund will pay a fee computed daily and paid monthly at the annual rate of 0.50% of the
Fund's average daily net assets.


Administrator-SBMFM

SBMFM serves as administrator to the Fund pursuant to
a written agreement dated    November 13,     1995
(the "Administration Agreement"). The services
provided by SBMFM under the Administration Agreement
are described in the    Prospectuses     under
"Management of the Fund." SBMFM will pay the salary of any officer and employee who is employed by both it and the Fund and bears all expenses in connection with the performance of its services.

As compensation for administrative services rendered to the Fund, SBMFM will receive a fee computed daily and paid monthly at the annual rate of 0.10% of the value of the Fund's average daily net assets.

The Fund bears expenses incurred in its operation,
including: taxes, interest, brokerage fees and
commissions, if any; fees of Trustees who are not
officers, directors, shareholders or employees of
   TIMCO or     SBMFM or its affiliates; SEC fees and
state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; investor services (including allocated telephone and personnel expenses); costs of preparation and printing of prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Trustees of the Fund. TIMCO and SBMFM have agreed that if in any fiscal year the aggregate expenses of the Fund
(including fees paid pursuant to the Advisory and Administration Agreements, but excluding interest, taxes, brokerage, fees paid pursuant to the Fund's services and distribution plan, and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, TIMCO and SBMFM will, to the extent required by state law, reduce their fees by such excess expense, such amount to be allocated between them in the proportion that their respective fees bear to the aggregate of such fees paid by the Fund.
Such a fee reduction, if any, will be reconciled on a monthly basis. The most restrictive state expense limitation applicable to the Fund would require TIMCO and SBMFM to reduce their fees in any year that such excess expenses exceed 2.50% of the first $30 million of average net assets, 2.00% of the next $70 million of average net assets and 1.50% of the remaining average net assets.

Counsel and Auditors

Willkie Farr & Gallagher serves as counsel to the Trust. The Trustees who are not "interested persons" of the Fund have selected Stroock & Stroock & Lavan to serve as their legal counsel.

KPMG Peat Marwick LLP ("KPMG Peat Marwick"), independent accountants, 345 Park Avenue, New York,
New York 10154, serve as auditors of the Trust and will render an opinion on the Trust's financial statements annually beginning with the fiscal period ending November 30, 1995.
 INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The    Prospectuses discuss     the Fund's investment
objective and the policies it employs to achieve its objective. This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to such investments, policies and strategies.

Money Market Instruments.  As stated in the
Prospectus, the Fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments. Money market instruments in which the Fund may invest include:
obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S.
government securities"); certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.
The following is a more detailed description of such money market instruments.

Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC").
Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of CDs of each bank held by the
Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State
Branches") may or may not be required: (a) to pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) to maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, TIMCO will carefully evaluate such investments on a case bycase basis. Savings and loans associations whose CDs may be purchased by the Fund are supervised by the Office of Thrift Supervision and are insured by the
Savings Association and Insurance Fund. As a result, such savings and loan associations are subject to regulation and examination.

Stock Index Options. The Fund may purchase call options on stock indices listed on U.S. securities exchanges for the purpose of hedging its portfolio.
A stock index fluctuates with the changes in the market values of the stocks included in the index.
Stock index options may be based on a broad market index such as the New York Stock Exchange Composite
Index or a narrower market index such as the S&P
Index. Indices also may be based on an industry or market segment.

Options on stock indices are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange, or it may let the option expire unexercised.

The effectiveness of purchasing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to TIMCO's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

The Fund will engage in stock index options transactions only when determined by TIMCO to be consistent with the Fund's efforts to control risk.
There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful.

Lending of Portfolio Securities.  The Fund has the
ability to lend securities from its portfolio to
brokers, dealers and other financial organizations.
Such loans, if and when made, may not exceed 33 1/3%
of the Fund's total assets taken at value. The Fund
may not lend its portfolio securities to    TIMCO or
SBMFM or their affiliates unless they have
    applied for and received specific authority from the SEC. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.
 In lending its portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever the Fund's portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by TIMCO to be of good standing and will not be made unless, in the judgment of TIMCO, the consideration to be earned from such loans would justify the risk. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to: (a) the borrower; and/or (b) a third party, which is unaffiliated with the Fund, TIMCO or SBMFM and which is acting as a "finder."

Futures. The Fund may enter into stock index futures contracts and related options that are traded thereon. A stock index futures agreement is a contract pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made.

No consideration will be paid or received by the Fund upon entering into a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Several risks are associated with the use of futures contracts as a hedging device. Successful use of futures contracts by the Fund will be subject to the ability of TIMCO to predict correctly changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the Fund being hedged.
In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index and movements in the price of the securities that are the subject of a hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or currency values.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.
Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the Fund being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

If the Fund hedges against the possibility of a change in market conditions adversely affecting the value of securities held in its portfolio and market conditions move in a direction opposite to that which has been anticipated, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the change in interest rates, market conditions or currency values, as the case may be.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

The Fund may purchase and write put and call options on futures contracts that are traded on a U.S.
exchange or board of trade as a hedge against changes in the value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions by TIMCO as to anticipated trends, which predictions could prove to be incorrect. Even if the expectations of TIMCO are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities being hedged.

Investment Restrictions

The Fund has adopted the following investment restrictions for the protection of shareholders.
Restrictions 1 through 8 below cannot be changed without approval by the holders of a majority of the outstanding shares of the Fund, defined as the lesser of (a) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the Fund's outstanding shares. The remaining restrictions may be changed by the Fund's Board of Trustees at any time. In accordance with these restrictions, the Fund will not:

1. Invest more than 5% of its total assets in securities of any one issuer, except securities issued or guaranteed by the United States government, or purchase more than 10% of the outstanding voting securities of such issuer.

2.    Issue senior securities as defined in the 1940
Act and any rules and orders thereunder, except insofar as the Fund may be deemed to have issued senior securities by reason of: (a) borrowing money or purchasing securities on a whenissued or delayed delivery basis; (b) purchasing or selling futures contracts and options on futures contracts and other similar instruments; and (c) issuing separate classes of shares.

3. Invest more than 25% of its total assets in securities, the issuers of which are in the same industry. For purposes of this limitation, U.S.
government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

4. Borrow in excess of 33 1/3% of the total value of its assets (including the amount borrowed) less its liabilities (not including such borrowings). See the discussion of "Certain Investment Activities" later in this Statement of Additional Information.

5.    Make loans. This restriction does not apply to:
(a)
the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities.
6.    Engage in the business of underwriting
securities
issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7. Purchase or sell real estate, real estate mortgages, real estate investment trust securities, commodities or commodity contracts, but this shall not prevent the Fund from: (a) investing in securities of issuers engaged in the real estate business and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds; or (c) trading in futures contracts and options on futures contracts.
8. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box). For purposes of this restriction, the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.
9. Pledge, hypothecate, mortgage or otherwise encumber its assets in an amount in excess of 5% of its assets to secure borrowings for investment purposes or otherwise.

10.   Invest in mineral-type programs or leases.

11. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

12. Purchase or retain the securities of any issuer if those officers and Trustees of the Trust or TIMCO owning individually more than 1 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

13. Purchase the securities of any other open-end investment company, except through a purchase on the open market involving no commission or profit to a sponsor or dealer (other than the customary stock exchange or overthecounter brokerage commission) and except as part of a merger, consolidation or acquisition of assets.

14. Invest for the purpose of exercising control of management.
 15.   Purchase securities of any company with a
                           record of
less than three years' continuous operation if such purchase would cause its investments in such companies to exceed 5% of the value of its total assets. (For purposes of this limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets.)

16. Purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof, except as described in the Fund's prospectus under "Investment Objective and Management Policies."

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Certain of these restrictions were adopted as the result of undertakings to state securities commissions and must be complied with only as long as the Fund's shares are registered in the particular state. In order to permit the sale of the Fund's shares in certain states, the Trust may make commitments more restrictive than the investment restrictions described above such as those regarding oil and mineral leases and real estate limited partnerships.

Certain Investment Activities

While the Fund is authorized to borrow money from
banks for
purposes of investment (leveraging), it has no
current intention of engaging in these investment
activities and will do so only when the Trust's Board
of Trustees determines that    such activity is
    in the best interests of shareholders.

Portfolio Turnover

The Fund generally will not engage in short-term trading but intends to purchase securities for long term capital appreciation. The Fund's annual portfolio turnover rate is not expected to exceed
150%. A portfolio turnover rate of 100% would occur if all of the securities in the Fund's portfolio were replaced once during a period of one year. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

Portfolio turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemptions of the Fund's shares as well as by requirements that enable the Fund to receive favorable tax treatment.
Portfolio turnover rates will largely depend on the level of purchases and redemptions of Fund shares.
Higher portfolio turnover rates can result in corresponding increases in brokerage commissions. In addition, to the extent that the Fund realizes short-term gains as the result of more portfolio transactions, such gains would be taxable to shareholders at ordinary income tax rates.

Portfolio Transactions

Decisions to buy and sell securities for the Fund are made by TIMCO, subject to the overall supervision and review of the Trust's Board of Trustees. Portfolio securities transactions for the Fund are effected by or under the supervision of TIMCO.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or markup. Over-the counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's markup or markdown.

In executing portfolio transactions and selecting
brokers or dealers, it is the Fund's policy to seek
the best overall terms available. TIMCO, in seeking
the most favorable price and execution, considers all
factors it deems relevant, including, for example,
the price, the size of the transaction, the
reputation, experience and financial stability of the
broker-dealer involved and the quality of service
rendered by the broker-dealer in other transactions.
TIMCO receives research, statistical and quotation
services from several broker-dealers with which
it places the Fund's portfolio transactions. It is
possible that certain of the
services received primarily will benefit one or more
other accounts for which TIMCO exercises investment
discretion. Conversely, the Fund may be the primary
beneficiary of services received as a result of
portfolio transactions effected for other accounts.
TIMCO's fee under the Advisory Agreement is not
reduced by reason of its receiving such brokerage and
research services. The Trust's Board of Trustees, in
its discretion, may authorize TIMCO to cause the Fund
to pay a broker that provides brokerage and research
services to TIMCO a commission in excess of that
which another qualified broker would have charged for
effecting the same transaction. Smith Barney  Inc.
   ("Smith Barney")     will not participate in
commissions from brokerage given by the Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, the Fund's Board of Trustees has determined that any portfolio transaction for the Fund may be executed through Smith Barney or an affiliate of Smith Barney if, in TIMCO's judgment, the use of Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Smith Barney or the affiliate charges the Fund a commission rate consistent with those charged by Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under rules recently adopted by the SEC, Smith Barney may directly execute such transactions for the Fund on the floor of any national securities exchange, provided: (a) the Board of Trustees has expressly authorized Smith Barney to effect such transactions; and (b) Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions.

Even though investment decisions for the Fund are made independently from those of the other accounts managed by TIMCO, investments of the kind made by the Fund also may be made by those other accounts. When the Fund and one or more accounts managed by TIMCO are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by TIMCO to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.

PURCHASE OF SHARES

Volume Discounts

The schedule of sales charges on Class A shares
described in the    Prospectuses     applies to
purchases made by any "purchaser," which is defined
to include the following: (a) an individual; (b) an
individual's spouse and his or her children
purchasing shares for their account; (c) a trustee or
other fiduciary purchasing shares for a single trust
estate or single fiduciary account; (d) a pension,
profitsharing or other employee benefit plan
qualified under Section 401(a) of the Internal
Revenue Code of 1986, as amended
(the "Code"), and qualified employee benefit plans of
employers who are "affiliated persons" of each other
within the meaning of the 1940 Act; (e) tax-exempt
organizations enumerated in Section 501(c)(3) or (13)
of the Code; and (f) a trustee or other professional
fiduciary
(including a bank, or an investment adviser
registered with the SEC under the Investment Advisers
Act of 1940, as amended) purchasing shares of the
Fund for one or more trust estates or fiduciary
accounts. Purchasers who wish to combine purchase
orders to take advantage of volume discounts should
contact a    financial consultant.
 Combined Right of Accumulation

Reduced sales charges, in accordance with the
schedule in the    Prospectuses,     apply to any
purchase of Class A shares if the aggregate
investment in Class A shares of the Fund and in Class
A shares of other funds of the Smith Barney Mutual
Funds that are offered with a sales charge, including
the purchase being made, of any purchaser is $25,000
or more. The reduced sales charge is subject to
confirmation of the shareholder's holdings through a
check of appropriate records. The Fund reserves the
right to terminate or amend the combined right of
accumulation at any time after written notice to
shareholders. For further information regarding the
combined right of accumulation, shareholders should
contact a    financial consultant.

Determination of Public Offering Price

The Fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y shares of the Fund is equal to the net asset value per share at the time of purchase plus, for Class A shares, an initial sales charge based on the aggregate amount of the investment. The public offering price for Class B and Class C shares
(and Class A share purchases, including applicable rights of accumulation, equalling or exceeding
$500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B shares, Class C and Class A shares when purchased in amounts equalling or exceeding $500,000. The method of computation of the public offering price is shown in the Fund's financial statements incorporated by reference in their entirety to this Statement of Additional
Information.

REDEMPTION OF SHARES

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend or holiday closings), (b) when trading in markets the Fund normally utilizes is restricted, or an emergency, as determined by the SEC, exists so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable or
(c) for such other periods as the SEC by order may permit for the protection of the Fund's shareholders.

Distributions in Kind

If the Board of Trustees of the Trust determines that it would be detrimental to the best interests of the Fund's remaining shareholders to make a redemption payment wholly in cash, the Trust may pay in respect of the Fund, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal
Plan") is available to shareholders who own shares
with a value of at least $10,000 ($5,000 for
retirement plan accounts) and who wish to receive
specific amounts of cash monthly or quarterly.
Withdrawals of at least $50 may be made under the
Withdrawal Plan by redeeming as many shares of the
Fund as may be necessary to cover the stipulated
withdrawal payment. Any applicable CDSC will not be
waived on amounts withdrawn by shareholders that
exceed 1.00% per month of the value of a
shareholder's shares at the time the Withdrawal Plan
commences. To the extent withdrawals exceed
dividends, distributions and appreciation of a
shareholder's investment in the Fund, there will be a
reduction in
the value of the shareholder's investment and
continued withdrawal payments will reduce the
shareholder's investment and ultimately may exhaust
it. Withdrawal payments should not be considered as
income from investment in the Fund. Furthermore, as
it generally would not be advantageous to a
shareholder to make additional investments in the
Fund at the same time he or she is participating in
the Withdrawal Plan, purchases by such shareholders
in amounts of less than $5,000 ordinarily will not be
permitted.
 Shareholders who wish to participate in the
Withdrawal Plan and who hold their shares in
certificate form must deposit their share
certificates with TSSG as agent for Withdrawal Plan
members. All dividends and distributions on shares in
the Withdrawal Plan are reinvested automatically at
net asset value in additional shares of the Fund.
Withdrawal Plans should be set up with a Smith Barney
Financial Consultant. Applications for participation
in the Withdrawal Plan must be received by TSSG no
later than the eighth day of the month to be eligible
for participation beginning with that month's
withdrawal. For additional information, shareholders
should contact a    financial consultant.

DISTRIBUTOR

Smith Barney serves as a distributor for the Fund on a best efforts basis pursuant to a written agreement dated November 13, 1995 which was most recently approved by the Fund's Board of Trustees on October
18, 1995.

PFS serves as a distributor for the Fund on a best efforts basis pursuant to a written agreement dated
November 13, 1995.

When payment is made by the investor, unless
otherwise noted by the investor, the funds will be
held as a free credit balance in the investor's
brokerage account and    Smith Barney or     PFS may
benefit from the temporary use of the funds. The
investor may designate another use for the funds
prior to settlement date, such as an investment in a
money market fund (other than Smith Barney Exchange
Reserve Fund) of the Smith Barney Mutual Funds. If
the investor instructs    Smith Barney or     PFS to
invest the funds in a Smith Barney money market fund,
the amount of the investment will be included as part
of the average daily net assets of both the Fund and
the Smith Barney money market fund, and affiliates of
Smith Barney that serve the funds in an investment
advisory or administrative capacity will benefit from
the fact they are receiving fees from both such
investment companies for managing these assets
computed on
the basis of their average daily net assets. The
Trust's Board of Trustees has been advised of the
benefits to Smith Barney resulting from these
settlement procedures and will take such benefits
into consideration when reviewing the    distribution
agreements for continuance.

Distributions Arrangements

To compensate Smith Barney and PFS for the services they provide and for the expense they bear under their respective distribution agreements, the Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Class A, Class B, Class C and
Class Y shares. In addition, the Fund pays a distribution fee with respect to Class B and Class C shares, primarily intended to compensate the applicable distributor for its initial expense of paying its financial consultant a commission upon sales of those shares. The Class B and Class C distribution fee is calculated at the annual rate of 0.75% of the value of the Fund's average daily net assets attributable to the shares of that Class.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in the distribution agreements (the
"Independent Trustees"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the Trustees and Independent Trustees in the manner described above.
The Plan may be terminated with respect to a Class of the Fund at any time, without penalty, by vote of a majority of the Independent Trustees or by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Class. Pursuant to the Plan, the Fund's distributors will provide the Board of Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.


VALUATION OF SHARES

Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Classspecific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Overthecounter securities will be valued on the basis of the bid price at the close of business on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Trust's Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trust's Board of Trustees.
Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of the Fund may exchange all or part of their shares for shares of the same Class of certain of the Smith Barney Mutual
Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A shares of any such fund purchased with a sales charge may be exchanged for Class A shares of any of the other such funds, and the sales charge differential, if any, will be applied. Class A shares of any such fund may be exchanged without a sales charge for shares of the funds that are offered without a sales charge. Class A shares of any such fund purchased without a sales charge may be exchanged for shares sold with a sales charge, and the appropriate sales charge differential will be applied.
B. Class A shares of any such fund acquired by a previous exchange of shares purchased with a sales charge may be exchanged for Class A shares of any of the other such funds, and the sales charge differential, if any, will be applied.

C.   Class B shares of any such fund may be exchanged
without a sales charge. Class B shares of the Fund
exchanged for Class B shares of another such fund
will be subject to the higher applicable CDSC of the
two funds and, for purposes of calculating CDSC rates
and conversion periods, will be deemed to have been
held since the date the shares being exchanged were
deemed to be purchased.
The exchange privilege enables shareholders to
acquire shares of the same Class in a fund with
different investment objectives when they believe
that a shift between funds is an appropriate
investment decision. This privilege is available to
shareholders residing in any state in which the fund
shares being acquired may legally be sold. Prior to
any exchange, the shareholder should obtain and
review a copy of the current prospectus of each fund
into which an exchange is being considered.
Prospectuses may be obtained from a    financial
consultant.
Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. The Fund reserves the right to reject any exchange request.
The exchange privilege may be modified or terminated at any time after written notice to shareholders.
PERFORMANCE DATA
From time to time, the Fund may quote total return of a Class in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications: Barron's, Business Week, CDA
Investment Technologies, Inc., Changing Times,
Forbes, Fortune, Institutional Investor, Investors
Daily, Money, Morningstar Mutual Fund Values, The
New York Times, USA Today and The Wall Street
Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of any Class, it will also disclose such information for the other Classes. Average Annual
Total Return
"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:
P (1 + T)n = ERV

Where:    P    =    a hypothetical initial payment
of $1,000.
     T    =    average annual total return.
     n    =    number of years.
   ERV  =    Ending Redeemable Value of a
hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10 year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


Aggregate Total Return

"Aggregate total return" figures represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:

ERV-PP

Where:    P    =    a hypothetical initial payment
of $10,000.
     ERV  =    Ending Redeemable Value of a
hypothetical $10,000 investment made at the beginning of a 1-, 5- or 10 year period at the end of the 1-, 5or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.
Performance will vary from time to time depending on market conditions, the composition of the Fund's portfolio, operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time.




TAXES

The following is a summary of certain Federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.

The Trust has qualified and intends to continue to qualify each year as a regulated investment company under the Code. To so qualify, the Fund must, among other things, derive less than 30% of its gross income in each taxable year from the sale or disposition of stocks, securities, and certain financial instruments held for less than three months. This requirement may limit the extent to which the Fund is able to sell stocks, securities, or financial instruments held for less than three months. If the Fund (a) qualifies as a regulated investment company and (b) distributes to its shareholders at least 90% of its net investment income (including, for this purpose, its net realized shortterm capital gains), the Fund will not be liable for Federal income taxes to the extent that its net investment income and its net realized long- and short term capital gains, if any, are distributed to its shareholders.

Gains or losses on the sales of stock or securities by the Fund generally will be long-term capital gains or losses if the Fund has held the stock or securities for more than one year. Gains or losses on sales of stock or securities held for not more than one year generally will be shortterm capital gains or losses.

Any net long-term capital gains realized by the Fund will be distributed annually as described in the Prospectus. Such distributions ("capital gain dividends") will be taxable to shareholders as long term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. If a shareholder receives a capital gain dividend with respect to any share and if the share has been held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be treated as a longterm capital loss to the extent of the capital gain dividend.

If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (that is, exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, it will be added to the tax basis in the newly acquired shares.
Furthermore, the same rule also applies to a disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Investors considering buying shares of the Fund on or just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails fully to report dividend and interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to (a) any taxable dividends and distributions and (b) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.
 ADDITIONAL INFORMATION

PNC Bank, located at 17th and Chestnut Streets,
Philadelphia, Pennsylvania 19103, serves as the custodian of the Fund. Under its agreement with the Trust on behalf of the Fund, PNC Bank holds the Fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC Bank receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.
TSSG, located at Exchange Place, Boston,
Massachusetts 02109, serves as the Trust's transfer agent. Under the transfer agency agreement, TSSG maintains the shareholder account records for the Trust, handles certain communications between shareholders and the Trust and distributes dividends and distributions payable by the Trust. For these services, TSSG receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month and is reimbursed for out-ofpocket expenses.
PFS Shareholder Services, located at 3100
Breckenridge Blvd., Bldg. 200, Duluth, Georgia 30199-
0062  serves as the Fund's sub-transfer agent.
Under the subtransfer agency agreement, PFS
Shareholder Services maintains the shareholder account records for the Fund, handles certain communications between the shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services. PFS Shareholder
Services receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-ofpocket expenses.
                         Smith Barney

                         S&P 500 Advantage

Fund

































Statement of

Additional Information











































































November 13, 1995
































    Smith Barney
S&P 500 Advantage Fund
388 Greenwich Street
New York, New York 10013
                                        SMITH BARNEY
                                        A Member of
Travelers Group





                SMITH  BARNEY  INCOME  TRUST

                           PART  C

                      OTHER INFORMATION


Item 24.  Financial Statements and

Exhibits (a) Financial Statements

     Included in Part A:

          Financial Highlights
     Included in Part B:
          The Funds' Annual Reports for the fiscal year

ended November 30, 1994 and the Reports of Independent

Accountants dated January 6, 1995 are incorporated by

reference to the Rule 30(b)2-1 filing made on January

27, 1995.

     Included in Part C:

          None

(b)  Exhibits

     Unless otherwise noted all references are to the Registrant's Registration Statement on Form N-1A (the
"Registration Statement") as filed with the SEC on October 21, 1991 (File Nos. 33-43446 and 811-6444).


    (1)(a) Registrant's Master Trust Agreement dated
October 17, 1991 and Amendments to the Master Trust
Agreement dated November 21, 1991 and July 30, 1993, respectively, are incorporated by reference to Post
Effective Amendment No. 4 to the Registration Statement filed on January 28, 1994 ("Post-Effective Amendment No.
4").

   (b)  Amendments to the Master Trust Agreement dated
October 14, 1994 and November 7, 1994, respectively, are incorporated by reference to a Registration Statement filed on Form N-14 on January 6, 1995 (the "N-14").

    (c)  Amendments to the Master Trust Agreement dated
July 20, 1995 and August 10, 1995 are incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed on August 29, 1995 ("Post
Effective Amendment No. 9").

     (2) Registrant's By-Laws are incorporated by reference to the Registration Statement.

     (3)  Not Applicable.

     (4) Registrant's form of stock certificate is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on December 6, 1991
("Pre-Effective Amendment No. 1").

     (5)(a)  Investment Advisory Agreement between the
Registrant and Greenwich Street Advisors dated July 30,
1993 is incorporated by reference to Post-Effective
Amendment No. 3 to the Registration Statement filed on
December 1, 1993 ("Post-Effective Amendment No. 3").

   (b)  Transfer of Investment Advisory Agreement dated
November 7, 1994 between the Registrant on behalf of Smith
Barney Intermediate Maturity California Municipals Fund,
Greenwich Street Advisors and Smith Barney Mutual Funds
Management Inc. is incorporated by reference to the N-14.

     (c)  Form of Transfer of Investment Advisory
Agreement for Smith Barney Limited Maturity Municipals
Fund, Smith Barney Intermediate Maturity New York
Municipals Fund and Smith Barney Limited Maturity Treasury
Fund is incorporated
by reference to Post-Effective Amendment No. 6 to the Registration Statement as filed on January 27, 1995 ("Post
Effective Amendment No. 6").

     (d) Form of Investment Advisory Agreement between the Registrant on behalf of Smith Barney S&P 500 Advantage
Fund and Travelers Investment Management Company is filed herein.

   (6)(a)  Distribution Agreement between Registrant and
Smith Barney Shearson Inc. dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No.
3.

     (b)  Form of Distribution Agreement between the
Registrant on behalf of Smith Barney S&P 500 Advantage
Fund and PFS Distributors is filed herein.

     (7)  Not Applicable.

(8)  A form of Custody Agreement with PNC, National
Association, is incorporated by reference to Post-
Effective No.  9.

     (9)(a)  Administration Agreement between the
Registrant on behalf of Smith Barney Intermediate Maturity
California Municipals Fund and Smith, Barney Advisers,
Inc. ("SBA") is incorporated by reference to the N-14.
    (b)   Form of Administration Agreement between the
Registrant on behalf of Smith Barney Limited Maturity
Municipals Fund, Smith Barney Intermediate Maturity New
York Municipals Fund and Smith Barney Limited Maturity
Treasury Fund and SBA is incorporated by reference to Post-
Effective Amendment No. 6.

     (c)  Form of Administration Agreement between the
Registrant on behalf of Smith Barney S&P 500 Advantage
Fund and Smith Barney Mutual Funds Management Inc. is filed herein.

     (d)  Transfer Agency Agreement with The Shareholder
Services Group, Inc. is incorporated by reference to Post
Effective Amendment No. 3.

     (e) Form of Sub-Transfer Agency Agreement between the Registrant on behalf of Smith Barney S&P 500 Advantage
Fund and PFS Shareholder Services is filed herein.

     (f) License Agreement between Registrant on behalf of Smith Barney S&P 500 Advantage Fund and Standard and
Poor's, a division of McGraw-Hill, Inc. will be filed by amendment.
     (10)  Opinion of California State Counsel for Smith
Barney Intermediate Maturity California Municipals Fund is incorporated by reference to Post-Effective Amendment No.
6.

     (11)  Not Applicable.

     (12)  Not Applicable.

     (13)  Purchase Agreement between the Registrant and
Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

     (14)  Not Applicable.

     (15)(a)  Amended Service and Distribution Plan
pursuant
to Rule 12b-1 between  the Registrant on behalf of Smith
Barney Intermediate Maturity California Municipals Fund and Smith Barney Inc. is incorporated by reference to the N-14.

     (b) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Limited Maturity Municipals Fund, Smith
Barney Intermediate Maturity New York Municipals Fund and
Smith Barney Limited Maturity Treasury Fund and Smith
Barney Inc. is incorporated by reference to Post-Effective
Amendment No. 6.

     (c)  Form of Shareholder Services and Distribution
Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney S&P 500 Advantage Fund is filed herein.

     (16) Performance Data is incorporated by reference to Post-Effective Amendment No. 2 to the Registration
Statement as filed on April 1, 1993.

     (18) Plan adopted pursuant to Rule 18f-3(d) of the Investment Company Act of 1940, as amended, is filed herein.
Item 25. Persons Controlled by or under Common Control with Registrant

          None

Item 26.  Number of Holders of Securities

          (1)                           (2)
     Title of Class
     Beneficial Interest par value           Number of
Record Holders
     $0.001 per share                        as of
   October 19, 1995

     Smith Barney Limited Maturity Municipals Fund
   1574
     Smith Barney Intermediate Maturity California
          Municipals Fund          717
     Smith Barney Intermediate Maturity New York
          Municipals Fund         1412
     Smith Barney Limited Maturity Treasury Fund
   0          Smith Barney S&P 500 Advantage Fund
None


Item 27.  Indemnification

     The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.

Item 28(a).    Business and Other Connections of
Investment Adviser

Investment Adviser -- Smith Barney Mutual Funds
Management Inc. (formerly known as Smith Barney Advisers,
Inc. ("SBMFM")).

SBMFM was incorporated in 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) ("Travelers").

The list required by this Item 28 of officers and directors of SBMFM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by SBMFM pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8314).

   Prior to the close of business on July 30, 1993 (the
"Closing"), Smith Barney Asset Management  ("Asset
Management") was a member of the Asset Management Division of Shearson Lehman Brothers Inc. ("Shearson Lehman
Brothers"), and served as the Registrant's investment adviser. On the Closing, Travelers and Smith Barney
Shearson Inc. (now known as Smith Barney Inc.) acquired the domestic retail brokerage and asset management business of Shearson Lehman Brothers, which included the business of the Registrant's prior investment adviser.
Shearson Lehman Brothers was a wholly-owned subsidiary of Shearson Lehman Brothers Holdings Inc. ("Shearson
Holdings"). All of the issued and outstanding common stock of Shearson Holdings (representing 92% of the voting stock) was held by American Express Company. Information as to any past business vocation or employment of a substantial nature engaged in by officers and directors of Asset Management can be located in Schedules A and D of Form ADV filed by Shearson Lehman Brothers on behalf of the Asset Management Division prior to July 30, 1993 (SEC
File No. 801-3701).

01/01/95


Item 29.  Principal Underwriters

Smith Barney Inc. ("Smith Barney") currently acts as distributor for Smith Barney Managed Municipals Fund Inc.,
Smith Barney New York Municipals Fund Inc., Smith Barney
California Municipals Fund Inc., Smith Barney
Massachusetts Municipals Fund, Smith Barney Global
Opportunities Fund, Smith Barney Aggressive Growth Fund
Inc., Smith Barney Appreciation Fund Inc., Smith Barney
Principal Return Fund, Smith Barney Managed Governments
Fund Inc., Smith Barney Income Funds, Smith Barney Equity
Funds, Smith Barney Investment Funds Inc., Smith Barney
Precious Metals and Minerals Fund Inc., Smith Barney
Telecommunications Trust, Smith Barney Arizona Municipals
Fund Inc., Smith Barney New Jersey Municipals Fund Inc.,
Smith Barney Fundamental Value Fund Inc., Smith Barney
Series Fund, Consulting Group Capital Markets Funds, Smith
Barney Income Trust, Smith Barney Adjustable Rate
Government Income Fund, Smith Barney Florida Municipals
Fund, Smith Barney Oregon Municipals Fund, Smith Barney
Funds, Inc., Smith Barney Muni Funds, Smith Barney World
Funds, Inc., Smith Barney Money Funds, Inc., Smith Barney
Tax Free Money Fund, Inc., Smith Barney Variable Accounts
Funds, Smith Barney U.S. Dollar Reserve Fund (Cayman),
Worldwide Special Fund, N.V., Worldwide Securities Limited
(Bermuda), Smith Barney International Fund (Luxembourg),
Smith Barney Institutional Cash Management Fund, Inc. and various series of unit investment trusts.

    Smith Barney is a wholly owned subsidiary of Smith
Barney Holdings Inc., which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation). The information required by this
Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-
8510).
Item 30.  Location of Accounts and Records

     (1)  Smith Barney Investment Trust
          388 Greenwich Street
          New York, New York  10013

     (2)  Smith Barney Mutual Funds Management Inc.
          388 Greenwich Street
          New York, New York  10013
          (Records relating to its function as investment adviser to certain of the funds and administrator to all of the Funds)

      (3)  Travelers Investment Management Company
          One Tower Square
          Hartford, CT  06183-2030
          (Records relating to its function as
          investment adviser to Smith Barney S&P 500
          Advantage Fund)

     (4)  PNC Bank, National Association
          17th and Chestnut Streets
          Philadelphia, PA  19103
          (Records relating to its function as
custodian)

     (5)  The Shareholder Services Group, Inc.
          One Exchange Place
          Boston, Massachusetts 02109
          (Records relating to its function as Transfer

Agent and Dividend Paying Agent)

Item 31.  Management Services

          Not Applicable

Item 32.  Undertakings

    (a) Registrant undertakes to call a meeting of its shareholders of the Series for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section
16(c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.

                            SIGNATURES
   Pursuant to the requirements of the Securities Act of
1933, and the Investment Company Act of 1940, the
Registrant, SMITH BARNEY INVESTMENT TRUST, has duly caused
this registration statement to be signed on its behalf by
the undersigned, thereto duly authorized in the City of
New York, in the State of New York on the     17th day of
October, 1995.

                                        SMITH BARNEY
                                        INVESTMENT TRUST

                                        /s/Heath B.
                                        McLendon Heath B.
                                        McLendon,
Chief
                                        Executive Officer
     Pursuant to the requirements of the Securities Act of
1933, this registration statement has been signed below by
the following persons in the capacities and on the date
indicated.

/s/Heath B.
McLendon            Chairman of the      October 17, 1995
Heath B. McLendon   Board
                     (Chief Executive
                    Officer)

/s/Lewis E. Daidone
Lewis E. Daidone    Treasurer            October 17, 1995
                     (Chief Financial
                    and Accounting
                    Officer)

/s/Herbert Barg
Herbert Barg        Director             October 17, 1995

/s/Alfred J.
Bianchetti          Director             October 17, 1995
Alfred J.
Bianchetti

/s/Martin Brody
Martin Brody        Director             October 17, 1995

/s/Dwight B. Crane
Dwight B. Crane     Director             October 17, 1995

/s/Burt N. Dorsett
Burt N. Dorsett     Director             October 17, 1995

/s/Elliot S. Jaffe
Elliot S. Jaffe     Director             October 17, 1995

/s/Stephen E.
Kaufman             Director             October 17, 1995
Stephen E. Kaufman

/s/Joseph J. McCann
Joseph J. McCann    Director             October 17, 1995

/s/Cornelius C.
Rose, Jr.           Director             October 17, 1995
Cornelius C. Rose,
Jr.